UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
     (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
     (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:    December 31
Date of reporting period: December 31, 2004

ITEM 1.       REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY
S&P 500 INDEX SHARES

A Class of Shares of the Smith Barney S&P 500 Index Fund

SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The stock market rallied at the start of the past year, but then slid into a fairly limited trading range that endured for most of the year, only to rally again sharply in the fourth quarter. Most major equity market indexes reported reasonable gains for 2004 and several indexes recorded double-digit growth. In many cases, most of those returns were achieved on the performance gains made in November and December alone.

Record-high energy prices, rising short-term interest rates, a growing trade deficit, uncertainty over the domestic employment situation, presidential election politics, and the situation in Iraq all pressured the stock market for much of the year. Strength in the domestic economy was fairly selective, with stronger returns seen broadly in the energy, utilities and materials sectors while the information technology, healthcare, consumer staples and financials sectors languished for much of the period.

Small capitalization and value-oriented stocks tended to enjoy the strongest performance over the past twelve months, while large-cap and more growth-oriented stocks posted generally positive but weaker results. International stocks typically outperformed the broad U.S. market, as foreign returns were boosted by the weaker U.S. dollar, which set record lows against some currencies. Stocks outperformed bonds in general, which suffered late in the year as the U.S. Federal Reserve Board (“Fed”)[i] continued to incrementally raise the federal funds rate.ii

The U.S. economy has entered its fourth year of expansion since the 2001 recession. After a slow start in 2002 and the first half of 2003, the economic expansion has gained traction over the past six quarters as corporations repaired balance sheets and earlier cost-cutting began to pay dividends. Although a series of one-off events — surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc. — undoubtedly restrained growth in 2004, the economy proved resilient enough to grow an average of 4% over the past four quarters.iii

1 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 20, 2005

2 Smith Barney S&P 500 Index Fund | 2004 Annual Report

MANAGER OVERVIEW

Market Overview

The economic expansion entered its fourth year at the close of 2004. Led by strong consumer and business investment demand, the balance of growth was quite healthy. Job growth accelerated last year, as continued profit growth increased corporate willingness to hire. With improving earnings fundamentals, the equity market performed well, particularly during the fourth quarter of the year. Energy stocks were among the biggest contributors because of historically high oil prices and solid earnings. As investors began to focus their attention on higher quality stocks with solid dividends and strong cash flow, less-cyclical industries such as foods, chemicals, and building materials also realized substantial gains. The outcome of the presidential election removed some uncertainties surrounding the healthcare and defense industries. However, technology stocks were generally weak, despite an impressive start in January. Concerns on terrorism, oil prices, and weak profits also led to a significant decline in the auto & transportation sector, especially the airlines. In the next several weeks, as retail sales data from the holiday season trickle out, the equity market could potentially experience more volatility as investors re-position their portfolios for the coming year.

PERFORMANCE SNAPSHOT
AS OF DECEMBER 31, 2004
(unaudited)

	6 Months	12 Months
Smith Barney Shares — S&P 500 Index Fund	6.90%	10.21%
S&P 500 Index	7.19%	10.87%
Lipper S&P 500 Index Object Funds Category Average	6.86%	10.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Management has agreed to cap the Smith Barney Shares’ net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the fund’s trustees.

Smith Barney Share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 175 funds for the six-month period and among the 174 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.
3 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Performance Review

For the 12 months ended December 31, 2004, Smith Barney Shares of the Smith Barney S&P 500 Index Fund returned 10.21%. These shares underperformed the fund’s unmanaged benchmark the S&P 500 Indexiv, which returned 10.87% for the same period. In comparison, the Lipper S&P 500 Index Object funds category average[1] was 10.21%.

The fund is designed to provide reliable exposure to the large cap segment of the U.S. market through a broadly diversified portfolio structure. The fund matches the composition of the S&P 500 Index and owns the constituent index stocks at the appropriate index weight. The fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing. The fund performed in line with the S&P 500 Index after taking into account the impact of trading costs, fees and expenses.

Thank you for your investment in the Smith Barney Shares of the S&P 500 Index Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

The Travelers Investment Management Company Portfolio Management Team

January 20, 2005

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 174 funds in the fund’s Lipper category, and excluding sales charges.
4 Smith Barney S&P 500 Index Fund | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Financials (20.6%); Information Technology (15.2%); Consumer Discretionary (13.9%); Industrials (12.5%); Healthcare (12.1%). The fund’s portfolio composition is subject to change at any time.

RISKS:  Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	As measured by gross domestic product (“GDP”), a market value of goods and services produced by labor and property in a given country. Source: Bureau of Economic Analysis, U.S. Department of Commerce, December 22, 2004.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
5 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund at a Glance (unaudited) Investment Breakdown

6 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

SB Shares	6.90%	$ 1,000.00	$ 1,069.00	0.58%	$ 3.02

Citi Shares	6.90%	$ 1,000.00	$ 1,069.00	0.39%	$ 2.03

(1)	For the six months ended December 31, 2004.
(2)
Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Expenses (net of fee waiver) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

7 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

SB Shares	5.00%	$ 1,000.00	$ 1,022.22	0.58%	$ 2.95

Citi Shares	5.00%	$ 1,000.00	$ 1,023.18	0.39%	$ 1.98

(1)	For the six months ended December 31, 2004.
(2)
Expenses (net of fee waiver) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

8 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Performance — Smith Barney S&P 500 Index Shares(1)

Average Annual Total Returns(2) (unaudited)

Twelve Months Ended 12/31/04	10.21%

Five Years Ended 12/31/04	(2.79)

Inception* through 12/31/04	4.06

Cumulative Total Return(2) (unaudited)

Inception* through 12/31/04	32.09%

(1)	On September 5, 2000, Class A shares were renamed as Smith Barney S&P 500 Index Shares (“SB Shares”).
(2)
All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Inception date for SB Shares is January 5, 1998.
9 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in SB Shares of the Smith Barney S&P 500 Index Fund vs. S&P 500 Index†

January 1998 — December 2004

†
Hypothetical illustration of $10,000 invested in SB Shares at inception on January 5, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2004. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s Citi S&P 500 Index Shares (“Citi Shares”) may be greater or less than the SB Shares’ performance indicated on this chart, depending on whether greater or lesser expenses were incurred by shareholders investing in Citi Shares.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

10 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments	December 31, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 98.6%

CONSUMER DISCRETIONARY — 13.9%

Auto Components — 0.2%
3,312	Cooper Tire & Rubber Co.	$71,374
6,517	Dana Corp.	112,940
25,077	Delphi Corp.	226,195
7,912	The Goodyear Tire & Rubber Co.†	115,990
8,466	Johnson Controls, Inc.	537,083
5,973	Visteon Corp.	58,356

		1,121,938

Automobiles — 0.6%
81,512	Ford Motor Co.	1,193,336
25,183	General Motors Corp.	1,008,831
13,111	Harley-Davidson, Inc.	796,493

		2,998,660

Hotels, Restaurants & Leisure — 1.5%
28,165	Carnival Corp.	1,623,149
7,124	Darden Restaurants, Inc.	197,620
5,035	Harrah’s Entertainment, Inc.	336,791
17,123	Hilton Hotels Corp.	389,377
15,562	International Game Technology	535,022
10,069	Marriott International, Inc., Class A Shares	634,146
56,093	McDonald’s Corp.	1,798,342
17,667	Starbucks Corp.†	1,101,714
9,178	Starwood Hotels & Resorts Worldwide, Inc.	535,995
5,091	Wendy’s International, Inc.	199,873
12,918	Yum! Brands, Inc.	609,471

		7,961,500

Household Durables — 0.5%
3,534	The Black & Decker Corp.	312,158
5,534	Centex Corp.	329,716
6,502	Fortune Brands, Inc.	501,824
2,083	KB HOME	217,465
8,628	Leggett & Platt, Inc.	245,294
3,506	Maytag Corp.	73,977
12,170	Newell Rubbermaid Inc.	294,392
5,622	Pulte Homes, Inc.	358,684
2,574	Snap-on Inc.	88,443
3,691	The Stanley Works	180,822
3,106	Whirlpool Corp.	214,966

		2,817,741

Internet & Catalog Retail — 0.7%
29,271	eBay Inc.†	3,403,632

See Notes to Financial Statements.
11 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Leisure Equipment & Products — 0.2%
4,177	Brunswick Corp.	$206,761
12,736	Eastman Kodak Co.	410,736
7,979	Hasbro, Inc.	154,633
18,935	Mattel, Inc.	369,043

		1,141,173

Media — 4.0%
27,409	Clear Channel Communications, Inc.	917,927
99,795	Comcast Corp., Class A Shares†	3,321,178
3,688	Dow Jones & Co., Inc.	158,805
12,141	Gannett Co., Inc.	991,920
18,823	The Interpublic Group of Cos., Inc.†	252,228
3,506	Knight-Ridder, Inc.	234,692
8,475	The McGraw Hill Cos., Inc.	775,801
2,248	Meredith Corp.	121,842
6,568	The New York Times Co., Class A Shares	267,974
117,947	News Corp., Class A Shares	2,200,891
8,414	Omnicom Group Inc.	709,468
202,978	Time Warner Inc.†	3,945,892
14,623	Tribune Co.	616,213
14,468	Univision Communications Inc., Class A Shares†	423,478
77,150	Viacom Inc., Class B Shares	2,807,488
91,449	The Walt Disney Co.	2,542,282

		20,288,079

Multi-Line Retail — 3.3%
5,033	Big Lots, Inc.†	61,050
20,460	Costco Wholesale Corp.	990,469
3,722	Dillard’s, Inc., Class A Shares	100,010
14,606	Dollar General Corp.	303,367
7,557	Family Dollar Stores, Inc.	236,005
8,041	Federated Department Stores, Inc.	464,689
12,513	J.C. Penney Co., Inc.	518,038
15,147	Kohl’s Corp.†	744,778
12,984	The May Department Stores Co.	381,730
6,210	Nordstrom, Inc.	290,193
9,526	Sears Roebuck & Co.	486,112
40,656	Target Corp.	2,111,266
188,846	Wal-Mart Stores, Inc.	9,974,846

		16,662,553

Specialty Retail — 2.4%
11,983	AutoNation, Inc.†	230,193
3,709	AutoZone, Inc.†	338,669
13,333	Bed Bath & Beyond Inc.†	531,053
14,411	Best Buy Co., Inc.	856,302
8,775	Circuit City Stores, Inc.	137,241
40,127	The Gap, Inc.	847,482

See Notes to Financial Statements.
12 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Specialty Retail — 2.4% (continued)
98,984	The Home Depot, Inc.	$4,230,576
17,935	Limited Brands	412,864
34,976	Lowe’s Cos., Inc.	2,014,268
14,012	Office Depot, Inc.†	243,248
4,286	OfficeMax Inc.	134,495
7,091	RadioShack Corp.	233,152
6,409	The Sherwin-Williams Co.	286,034
22,168	Staples, Inc.	747,283
21,989	The TJX Cos., Inc.	552,584
6,559	Tiffany & Co.	209,691
9,488	Toys “R” Us, Inc.†	194,219

		12,199,354

Textiles & Apparel — 0.5%
8,317	Coach, Inc.†	469,079
5,632	Jones Apparel Group, Inc.	205,962
4,977	Liz Claiborne, Inc.	210,079
11,772	NIKE, Inc., Class B Shares	1,067,603
2,671	Reebok International Ltd.	117,524
4,849	V.F. Corp.	268,538

		2,338,785

	TOTAL CONSUMER DISCRETIONARY	70,933,415

CONSUMER STAPLES — 8.1%
Beverages — 2.2%
1,671	Adolph Coors Co., Class B Shares	126,445
35,836	Anheuser-Busch Co., Inc.	1,817,960
5,389	Brown-Forman Corp., Class B Shares	262,337
108,524	The Coca-Cola Co.	4,517,854
20,966	Coca-Cola Enterprises Inc.	437,141
11,425	The Pepsi Bottling Group, Inc.	308,932
76,066	PepsiCo, Inc.	3,970,645

		11,441,314

Food & Drug Retailing — 1.0%
16,304	Albertson’s, Inc.	389,340
17,640	CVS Corp.	795,035
33,205	The Kroger Co.†	582,416
19,821	Safeway Inc.†	391,267
6,069	SUPERVALU Inc.	209,502
28,411	Sysco Corp.	1,084,448
45,576	Walgreen Co.	1,748,751

		5,200,759

Food Products — 1.3%
28,871	Archer-Daniels-Midland Co.	644,112
18,292	Campbell Soup Co.	546,748

See Notes to Financial Statements.
13 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Food Products — 1.3% (continued)
23,536	ConAgra Foods, Inc.	$693,135
16,810	General Mills, Inc.	835,625
15,679	H.J. Heinz Co.	611,324
11,518	Hershey Foods Corp.	639,710
18,293	Kellogg Co.	816,965
6,074	McCormick & Co., Inc.	234,456
35,301	Sara Lee Corp.	852,166
9,995	Wm. Wrigley Jr. Co.	691,554

		6,565,795

Household Products — 1.8%
6,647	The Clorox Co.	391,708
23,673	Colgate-Palmolive Co.	1,211,111
22,299	Kimberly-Clark Corp.	1,467,497
112,999	The Procter & Gamble Co.	6,223,985

		9,294,301

Personal Products — 0.6%
4,035	Alberto-Culver Co.	195,980
21,026	Avon Products, Inc.	813,706
44,725	The Gillette Co.	2,002,785

		3,012,471

Tobacco — 1.2%
91,298	Altria Group, Inc.	5,578,308
7,370	UST Inc.	354,571

		5,932,879

	TOTAL CONSUMER STAPLES	41,447,519

ENERGY — 6.9%
Energy Equipment & Services — 1.0%
14,817	Baker Hughes Inc.	632,241
7,197	BJ Services Co.	334,948
19,543	Halliburton Co.	766,867
6,615	Nabors Industries, Ltd.†	339,283
6,031	Noble Corp.†	299,982
4,718	Rowan Cos., Inc.†	122,196
26,238	Schlumberger Ltd.	1,756,634
14,266	Transocean Inc.†	604,736

		4,856,887

Oil & Gas — 5.9%
3,996	Amerada Hess Corp.	329,190
11,207	Anadarko Petroleum Corp.	726,326
14,442	Apache Corp.	730,332
3,147	Ashland Inc.	183,722
17,712	Burlington Resources, Inc.	770,472

See Notes to Financial Statements.
14 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Oil & Gas — 5.9% (continued)
95,278	ChevronTexaco Corp.	$5,003,048
30,518	ConocoPhillips	2,649,878
21,206	Devon Energy Corp.	825,338
5,219	EOG Resources, Inc.	372,428
289,291	Exxon Mobil Corp.	14,829,057
6,704	Kerr-McGee Corp.	387,424
15,429	Marathon Oil Corp.	580,285
17,401	Occidental Petroleum Corp.	1,015,522
3,358	Sunoco, Inc.	274,382
11,725	Unocal Corp.	506,989
11,442	Valero Energy Corp.	519,467
11,810	XTO Energy Inc.	417,838

		30,121,698

	TOTAL ENERGY	34,978,585

FINANCIALS — 20.6%
Banks — 6.9%
15,625	AmSouth Bancorp.	404,687
24,952	BB&T Corp.	1,049,232
181,544	Bank of America Corp.	8,530,753
34,593	The Bank of New York Co., Inc.	1,156,098
7,698	Comerica Inc.	469,732
5,465	Compass Bancshares, Inc.	265,982
25,034	Fifth Third Bancorp	1,183,608
5,490	First Horizon National Corp.	236,674
13,560	Golden West Financial Corp.	832,855
10,251	Huntington Bancshares Inc.	254,020
18,276	KeyCorp	619,556
5,266	M&T Bank Corp.	567,885
9,951	Marshall & Ilsley Corp.	439,834
18,835	Mellon Financial Corp.	585,957
30,123	National City Corp.	1,131,119
20,238	North Fork Bancorp., Inc.	583,866
9,831	Northern Trust Corp.	477,590
12,588	PNC Financial Services Group	723,055
20,476	Regions Financial Corp.	728,741
13,949	Sovereign Bancorp, Inc.	314,550
16,293	SunTrust Banks, Inc.	1,203,727
13,604	Synovus Financial Corp.	388,802
84,410	U.S. Bancorp	2,643,721
71,719	Wachovia Corp.	3,772,419
38,516	Washington Mutual, Inc.	1,628,456
75,160	Wells Fargo & Co.	4,671,194
3,968	Zions Bancorp.	269,943

		35,134,056

See Notes to Financial Statements.
15 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Diversified Financials — 8.6%
56,942	American Express Co.	$3,209,821
4,680	The Bear Stearns Cos. Inc.	478,811
9,837	CIT Group Inc.	450,731
10,532	Capital One Financial Corp.	886,900
60,984	The Charles Schwab Corp.	729,369
230,279	Citigroup Inc.‡	11,094,842
24,946	Countrywide Financial Corp.	923,251
16,375	E*TRADE Financial Corp.†	244,806
43,165	Fannie Mae	3,073,780
4,850	Federated Investors, Inc., Class B Shares	147,440
11,135	Franklin Resources, Inc.	775,553
30,695	Freddie Mac	2,262,221
21,504	The Goldman Sachs Group, Inc.	2,237,276
158,640	JPMorgan Chase & Co.	6,188,546
10,690	Janus Capital Group Inc.	179,699
12,312	Lehman Brothers Holdings Inc.	1,077,054
56,928	MBNA Corp.	1,604,800
41,682	Merrill Lynch & Co., Inc.	2,491,333
6,637	Moody’s Corp.	576,423
48,911	Morgan Stanley	2,715,539
14,262	Principal Financial Group, Inc.	583,886
13,076	Providian Financial Corp.†	215,362
19,535	SLM Corp.	1,042,974
14,919	State Street Corp.	732,821
5,632	T. Rowe Price Group Inc.	350,310

		44,273,548

Insurance — 4.6%
12,651	ACE Ltd.	540,830
22,655	AFLAC, Inc.	902,575
31,270	Allstate Corp.	1,617,284
4,836	Ambac Financial Group, Inc.	397,181
116,147	American International Group, Inc.	7,627,373
14,034	Aon Corp.	334,851
8,428	The Chubb Corp.	648,113
7,527	Cincinnati Financial Corp.	333,145
13,017	The Hartford Financial Services Group, Inc.	902,208
6,273	Jefferson-Pilot Corp.	325,945
7,923	Lincoln National Corp.	369,846
8,255	Loews Corp.	580,326
23,352	Marsh & McLennan Cos., Inc.	768,281
6,461	MBIA Inc.	408,852
33,711	MetLife, Inc.	1,365,633
4,389	MGIC Investment Corp.	302,446
8,971	The Progressive Corp.	761,100
23,402	Prudential Financial, Inc.	1,286,174
6,192	SAFECO Corp.	323,470

See Notes to Financial Statements.
16 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Insurance — 4.6% (continued)
29,681	The St. Paul Travelers Cos., Inc.	$1,100,275
4,951	Torchmark Corp.	282,900
13,227	UnumProvident Corp.	237,292
13,111	WellPoint, Inc.†	1,507,765
6,173	XL Capital Ltd., Class A Shares	479,333

		23,403,198

Real Estate Investment Trusts — 0.5%
4,192	Apartment Investment and Management Co., Class A Shares	161,560
8,715	Archstone-Smith Trust	333,784
17,967	Equity Office Properties Trust	523,199
12,431	Equity Residential	449,754
8,201	Plum Creek Timber Co., Inc.	315,246
8,135	ProLogis	352,490
9,255	Simon Property Group, Inc.	598,521

		2,734,554

	TOTAL FINANCIALS	105,545,356

HEALTHCARE — 12.1%
Biotechnology — 1.3%
56,607	Amgen Inc.†	3,631,339
15,001	Biogen Idec Inc.†	999,217
8,369	Chiron Corp.†	278,939
10,084	Genzyme Corp.†	585,578
19,066	Gilead Sciences, Inc.†	667,119
10,979	MedImmune, Inc.†	297,641

		6,459,833

Healthcare Equipment & Supplies — 2.1%
8,899	Applera Corp. — Applied Biosystems Group	186,078
2,361	Bausch & Lomb, Inc.	152,190
27,293	Baxter International, Inc.	942,700
11,234	Becton Dickinson & Co.	638,091
11,339	Biomet, Inc.	491,999
37,181	Boston Scientific Corp.†	1,321,785
4,624	C.R. Bard, Inc.	295,844
5,087	Fisher Scientific International, Inc.†	317,327
13,937	Guidant Corp.	1,004,858
10,514	IMS Health Inc.	244,030
54,013	Medtronic, Inc.	2,682,826
2,213	Millipore Corp.†	110,230
15,632	St. Jude Medical, Inc.†	655,450
17,865	Stryker Corp.	861,986
10,839	Zimmer Holdings, Inc.†	868,421

		10,773,815

See Notes to Financial Statements.
17 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Healthcare Providers & Services — 1.8%
6,764	Aetna Inc.	$843,809
5,010	AmerisourceBergen Corp.	293,987
19,133	Cardinal Health, Inc.	1,112,584
20,410	Caremark Rx, Inc.†	804,766
6,289	CIGNA Corp.	512,994
3,440	Express Scripts, Inc.†	262,954
19,196	HCA Inc.	767,072
10,902	Health Management Associates, Inc., Class A Shares	247,693
7,147	Humana, Inc.†	212,194
6,678	Laboratory Corp. of America Holdings†	332,698
3,944	Manor Care, Inc.	139,736
12,996	McKesson Corp.	408,854
4,607	Quest Diagnostics Inc.	440,199
20,744	Tenet Healthcare Corp.†	227,769
29,746	UnitedHealth Group Inc.	2,618,540

		9,225,849

Pharmaceuticals — 6.9%
69,518	Abbott Laboratories	3,243,015
5,870	Allergan, Inc.	475,881
86,625	Bristol-Myers Squibb Co.	2,219,332
50,311	Eli Lilly and Co.	2,855,149
16,518	Forest Laboratories, Inc.†	740,997
6,888	Hospira, Inc.†	230,748
132,184	Johnson & Johnson	8,383,109
10,745	King Pharmaceuticals, Inc.†	133,238
12,039	Medco Health Solutions, Inc. †	500,822
98,934	Merck & Co., Inc.	3,179,739
11,918	Mylan Laboratories Inc.	210,710
336,951	Pfizer Inc.	9,060,612
65,447	Schering-Plough Corp.	1,366,533
4,920	Watson Pharmaceuticals, Inc.†	161,425
59,373	Wyeth	2,528,696

		35,290,006

	TOTAL HEALTHCARE	61,749,503

INDUSTRIALS — 12.5%
Aerospace & Defense — 1.7%
37,506	The Boeing Co.	1,941,686
8,866	General Dynamics Corp.	927,384
5,272	Goodrich Corp.	172,078
4,808	L-3 Communications Holdings, Inc.	352,138
20,001	Lockheed Martin Corp.	1,111,056
15,975	Northrop Grumman Corp.	868,401
19,980	Raytheon Co.	775,823

See Notes to Financial Statements.
18 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Aerospace & Defense — 1.7% (continued)
7,856	Rockwell Collins, Inc.	$309,841
22,885	United Technologies Corp.	2,365,165

		8,823,572

Air Freight & Couriers — 1.1%
13,314	FedEx Corp.	1,311,296
2,889	Ryder Systems, Inc.	138,008
50,199	United Parcel Service, Inc., Class B Shares	4,290,007

		5,739,311

Airlines — 0.1%
5,490	Delta Air Lines, Inc.†	41,065
35,076	Southwest Airlines Co.	571,037

		612,102

Building Products — 0.2%
9,552	American Standard Cos. Inc.†	394,689
19,525	Masco Corp.	713,248

		1,107,937

Commercial Services & Supplies — 1.8%
14,316	Allied Waste Industries, Inc.†	132,852
7,843	Apollo Group, Inc., Class A Shares†	633,009
26,303	Automatic Data Processing Inc.	1,166,538
4,939	Avery Dennison Corp.	296,192
45,362	Cendant Corp.	1,060,564
7,631	Cintas Corp.	334,696
6,298	Convergys Corp.†	94,407
6,151	Equifax, Inc.	172,843
38,855	First Data Corp.	1,652,892
8,706	Fiserv, Inc.†	349,894
7,746	H&R Block, Inc.	379,554
5,116	Monster Worldwide, Inc.†	172,102
16,830	Paychex, Inc.	573,566
10,335	Pitney Bowes, Inc.	478,304
9,709	R.R. Donnelley & Sons Co.	342,631
7,715	Robert Half International Inc.	227,052
6,269	Sabre Holdings Corp., Class A Shares	138,921
25,799	Waste Management, Inc.	772,422

		8,978,439

Construction & Engineering — 0.1%
3,722	Fluor Corp.	202,886

Electrical Equipment — 0.4%
8,895	American Power Conversion Corp.	190,353
4,138	Cooper Industries, Ltd., Class A Shares	280,929
18,761	Emerson Electric Co.	1,315,146

See Notes to Financial Statements.
19 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Electrical Equipment — 0.4% (continued)
3,846	Power-One, Inc.†	$34,306
8,274	Rockwell Automation, Inc.	409,977

		2,230,711

Industrial Conglomerates — 5.0%
34,822	3M Co.	2,857,842
470,040	General Electric Co. (a)	17,156,460
38,220	Honeywell International Inc.	1,353,370
6,683	Reynolds American Inc.	525,284
6,150	Textron Inc.	453,870
89,315	Tyco International Ltd.	3,192,118

		25,538,944

Machinery — 1.5%
15,195	Caterpillar Inc.	1,481,664
1,919	Cummins Inc.	160,793
13,726	Danaher Corp.	788,010
11,059	Deere & Co.	822,790
9,076	Dover Corp.	380,647
6,689	Eaton Corp.	484,016
13,788	Illinois Tool Works, Inc.	1,277,872
7,720	Ingersoll-Rand Co. Ltd., Class A Shares	619,916
4,124	ITT Industries, Inc.	348,272
3,132	Navistar International Corp.†	137,745
7,777	PACCAR Inc.	625,893
5,564	Pall Corp.	161,078
5,337	Parker-Hannifin Corp.	404,224

		7,692,920

Road & Rail — 0.5%
16,520	Burlington Northern Santa Fe Corp.	781,561
9,604	CSX Corp.	384,928
17,464	Norfolk Southern Corp.	632,022
11,555	Union Pacific Corp.	777,074

		2,575,585

Trading Companies & Distributors — 0.1%
7,749	Genuine Parts Co.	341,421
4,010	W.W. Grainger, Inc.	267,146

		608,567

	TOTAL INDUSTRIALS	64,110,974

See Notes to Financial Statements.
20 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 15.2%
Communications Equipment — 2.7%
35,816	ADC Telecommunications, Inc.†	$95,987
7,278	Andrew Corp.†	99,199
19,404	Avaya Inc.†	333,749
24,872	CIENA Corp.†	83,072
301,200	Cisco Systems, Inc.†	5,813,160
8,801	Comverse Technology, Inc.†	215,184
61,272	Corning, Inc.†	721,171
64,788	JDS Uniphase Corp.†	205,378
190,687	Lucent Technologies Inc.†	716,983
104,371	Motorola, Inc.	1,795,181
72,222	QUALCOMM, Inc.	3,062,213
6,891	Scientific-Atlanta, Inc.	227,472
20,612	Tellabs, Inc.†	177,057

		13,545,806

Computers & Peripherals — 3.9%
16,966	Apple Computer, Inc.†	1,092,610
111,120	Dell Inc.†	4,682,597
109,046	EMC Corp.†	1,621,514
16,581	Gateway, Inc.†	99,652
135,825	Hewlett-Packard Co.	2,848,250
74,471	International Business Machines Corp.	7,341,351
5,786	Lexmark International, Inc., Class A Shares†	491,810
4,178	NCR Corp.†	289,243
15,530	Network Appliance, Inc.†	515,907
7,376	NVIDIA Corp.†	173,779
148,492	Sun Microsystems, Inc.†	798,887

		19,955,600

Electronic Equipment & Instruments — 0.5%
21,520	Agilent Technologies, Inc.†	518,632
13,817	Broadcom Corp., Class A Shares†	446,013
8,969	Jabil Circuit, Inc.†	229,427
8,460	Molex, Inc.	253,800
5,610	PerkinElmer, Inc.	126,169
23,303	Sanmina-SCI Corp.†	197,376
43,222	Solectron Corp.†	230,373
10,360	Symbol Technologies, Inc.	179,228
3,749	Tektronix, Inc.	113,257
7,419	Thermo Electron Corp.†	223,980
5,279	Waters Corp.†	247,004

		2,765,259

Internet Software & Services — 0.4%
59,973	Yahoo! Inc.†	2,259,783

See Notes to Financial Statements.
21 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

IT Consulting & Services — 0.4%
6,090	Affiliated Computer Services, Inc., Class A Shares†	$366,557
8,321	Computer Sciences Corp.†	469,055
22,268	Electronic Data Systems Corp.	514,391
12,905	SunGard Data Systems Inc.†	365,599
14,792	Unisys Corp.†	150,583

		1,866,185

Office Electronics — 0.1%
36,449	Xerox Corp.†	619,997

Semiconductor Equipment & Products — 2.9%
15,781	Advanced Micro Devices, Inc.†	347,498
16,754	Altera Corp.†	346,808
16,733	Analog Devices, Inc.	617,782
75,115	Applied Materials, Inc.†	1,284,466
13,785	Applied Micro Circuits Corp.†	58,035
16,673	Freescale Semiconductor, Inc.†	306,116
287,995	Intel Corp.	6,736,203
8,783	KLA-Tencor Corp.†	409,112
13,727	Linear Technology Corp.	532,059
16,608	LSI Logic Corp.†	91,012
14,390	Maxim Integrated Products, Inc.	609,992
27,191	Micron Technology, Inc.†	335,809
15,933	National Semiconductor Corp.	285,997
6,576	Novellus Systems, Inc.†	183,405
7,695	PMC-Sierra, Inc.†	86,569
4,105	QLogic Corp.†	150,777
8,533	Teradyne, Inc.†	145,658
77,061	Texas Instruments Inc.	1,897,242
15,462	Xilinx, Inc.	458,448

		14,882,988

Software — 4.3%
10,596	Adobe Systems, Inc.	664,793
10,078	Autodesk, Inc.	382,460
9,888	BMC Software, Inc.†	183,917
7,508	Citrix Systems, Inc.†	184,171
26,183	Computer Associates International, Inc.	813,244
17,356	Compuware Corp.†	112,293
13,447	Electronic Arts Inc.†	829,411
8,500	Intuit Inc.†	374,085
4,136	Mercury Interactive Corp.†	188,395
484,148	Microsoft Corp.	12,931,593
17,072	Novell, Inc.†	115,236
231,424	Oracle Corp.†	3,175,137
12,278	Parametric Technology, Inc.†	72,317
16,219	PeopleSoft, Inc.†	429,479

See Notes to Financial Statements.
22 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Software — 4.3% (continued)
22,310	Siebel Systems, Inc.†	$234,255
27,804	Symantec Corp.†	716,231
19,309	VERITAS Software Corp.†	551,272

		21,958,289

	TOTAL INFORMATION TECHNOLOGY	77,853,907

MATERIALS — 3.0%
Chemicals — 1.6%
10,160	Air Products & Chemicals, Inc.	588,975
41,678	The Dow Chemical Co.	2,063,478
44,596	E.I. du Pont de Nemours & Co.	2,187,434
3,469	Eastman Chemical Co.	200,265
11,422	Ecolab Inc.	401,255
5,522	Engelhard Corp.	169,360
2,248	Great Lakes Chemical Corp.	64,046
4,784	Hercules, Inc.†	71,042
4,193	International Flavors & Fragrances Inc.	179,628
11,872	Monsanto Co.	659,490
7,658	PPG Industries, Inc.	521,969
14,483	Praxair, Inc.	639,424
9,951	Rohm and Haas Co.	440,133
3,067	Sigma-Aldrich Corp.	185,431

		8,371,930

Construction Materials — 0.0%
4,581	Vulcan Materials Co.	250,168

Containers & Packaging — 0.2%
4,980	Ball Corp.	219,020
4,707	Bemis, Inc.	136,927
6,819	Pactiv Corp.†	172,452
3,765	Sealed Air Corp.†	200,562
2,483	Temple-Inland, Inc.	169,837

		898,798

Metals & Mining — 0.7%
38,720	Alcoa Inc.	1,216,582
3,733	Allegheny Technologies, Inc.	80,894
7,825	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	299,150
19,725	Newmont Mining Corp.	875,987
6,994	Nucor Corp.	366,066
4,156	Phelps Dodge Corp.	411,112
5,030	United States Steel Corp.	257,787

		3,507,578

See Notes to Financial Statements.
23 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.5%
11,329	Georgia-Pacific Corp.	$424,611
21,595	International Paper Co.	906,990
4,832	Louisiana-Pacific Corp.	129,208
9,031	MeadWestvaco Corp.	306,061
10,733	Weyerhaeuser Co.	721,472

		2,488,342

	TOTAL MATERIALS	15,516,816

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.9%
13,743	ALLTEL Corp.	807,539
35,460	AT&T Corp.	675,868
81,729	BellSouth Corp.	2,271,249
6,182	CenturyTel, Inc.	219,276
12,931	Citizens Communications Co.	178,318
79,403	Qwest Communications International Inc.†	352,549
147,536	SBC Communications Inc.	3,802,003
63,590	Sprint FON Group	1,580,211
123,321	Verizon Communications Inc.	4,995,734

		14,882,747

Wireless Telecommunication Services — 0.3%
49,448	Nextel Communications, Inc., Class A Shares†	1,483,440

	TOTAL TELECOMMUNICATION SERVICES	16,366,187

UTILITIES — 3.1%
Electric Utilities — 2.5%
28,425	The AES Corp.†	388,570
6,489	Allegheny Energy, Inc.†	127,898
8,276	Ameren Corp.	414,959
17,646	American Electric Power Co., Inc.	605,964
17,970	Calpine Corp.†	70,802
13,749	CenterPoint Energy, Inc.	155,364
7,968	Cinergy Corp.	331,708
8,498	CMS Energy Corp.†	88,804
10,746	Consolidated Edison, Inc.	470,137
7,475	Constellation Energy Group, Inc.	326,732
14,567	Dominion Resources, Inc.	986,769
7,720	DTE Energy Co.	332,964
14,545	Edison International	465,876
10,239	Entergy Corp.	692,054
29,409	Exelon Corp.	1,296,055
14,711	FirstEnergy Corp.	581,232
8,256	FPL Group, Inc.	617,136

See Notes to Financial Statements.
24 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Electric Utilities — 2.5% (continued)
18,613	PG&E Corp.†	$619,441
4,038	Pinnacle West Capital Corp.	179,328
7,955	PPL Corp.	423,842
10,989	Progress Energy, Inc.	497,142
10,561	Public Service Enterprise Group Inc.	546,743
32,834	The Southern Co.	1,100,596
8,561	TECO Energy, Inc.	131,326
11,323	TXU Corp.	731,013
17,796	Xcel Energy, Inc.	323,887

		12,506,342

Gas Utilities — 0.3%
28,819	El Paso Corp.	299,718
7,075	KeySpan Corp.	279,109
5,494	Kinder Morgan, Inc.	401,776
1,903	Nicor Inc.	70,297
1,627	Peoples Energy Corp.	71,507
10,283	Sempra Energy	377,180

		1,499,587

Multi-Utilities — 0.3%
40,801	Duke Energy Corp.	1,033,489
16,708	Dynegy Inc., Class A Shares†	77,191
11,622	NiSource Inc.	264,749
22,959	The Williams Cos., Inc.	374,002

		1,749,431

	TOTAL UTILITIES	15,755,360

	TOTAL COMMON STOCK
	(Cost — $508,579,526)	504,257,622

WARRANTS

WARRANTS — 0.0%
11,548	Lucent Technologies Inc.† (Cost — $0)	18,246

See Notes to Financial Statements.
25 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE

U.S. TREASURY BILLS — 0.2%
$1,300,000	U.S. Treasury Bills, due 3/17/05 (b) (Cost — $1,294,150)	$1,294,509

REPURCHASE AGREEMENT — 1.7%
8,534,000	State Street Bank & Trust Co. dated 12/31/04, 1.400% due 1/3/05;
	Proceeds at maturity — $8,534,996; (Fully collateralized by
	U.S. Treasury Bonds, 8.875% due 2/15/19;
	Market value — $8,711,544) (Cost — $8,534,000)	8,534,000

	TOTAL INVESTMENTS — 100.5% (Cost — $518,407,676*)	514,104,377
	Liabilities in Excess of Other Assets — (0.5)%	(2,751,174)

	TOTAL NET ASSETS — 100.0%	$511,353,203

†	Non-income producing security.
‡	Citigroup Inc. is the parent company of the Travelers Investment Management Company, the Fund’s investment advisor.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	This security is held as collateral for open futures contracts.
*	Aggregate cost for federal income tax purposes is $523,890,222.

See Notes to Financial Statements.
26 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statement of Assets and Liabilities	December 31, 2004

ASSETS:
Investments, at value (Cost — $518,407,676)	$514,104,377
Cash	688
Receivable for Fund shares sold	1,057,552
Dividends and interest receivable	652,785
Prepaid expenses	21,456

Total Assets	515,836,858

LIABILITIES:
Payable for Fund shares reacquired	4,161,690
Transfer agency services payable	84,047
Investment advisory fee payable	66,651
Administration fee payable	38,381
Distribution plan fees payable	38,142
Payable to broker — variation margin	9,083
Trustees’ fees payable	2,023
Accrued expenses	83,638

Total Liabilities	4,483,655

Total Net Assets	$511,353,203

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$41,648
Capital paid in excess of par value	533,342,935
Accumulated net realized loss from investment transactions and futures contracts	(17,840,276)
Net unrealized depreciation of investments and futures contracts	(4,191,104)

Total Net Assets	$511,353,203

Shares Outstanding:
SB Shares	38,040,829

Citi Shares	3,607,036

Net Asset Value:
SB Shares (and redemption price)	$12.28

Citi Shares (and redemption price)	$12.30

See Notes to Financial Statements.
27 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statement of Operations	For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends	$9,847,650
Interest	161,918
Less: Foreign withholding tax	(390)

Total Investment Income	10,009,178

EXPENSES:
Distribution plan fees (Notes 2 and 4)	913,182
Investment advisory fee (Note 2)	752,928
Administration fee (Note 2)	501,952
Transfer agency services (Notes 2 and 4)	353,236
Shareholder communications (Note 4)	87,294
Registration fees	60,464
Audit and legal	55,234
Custody	43,127
Standard and Poor’s license fees	31,322
Trustees’ fees	12,034
Other	8,400

Total Expenses	2,819,173
Less: Administration fee waiver (Notes 2 and 8)	(24,689)

Net Expenses	2,794,484

Net Investment Income	7,214,694

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	(1,786,286)
Futures contracts	571,237

Net Realized Loss	(1,215,049)

Net Change in Unrealized Appreciation/Depreciation of
Investments and Futures Contracts	41,332,108

Net Gain on Investments and Futures Contracts	40,117,059

Increase in Net Assets From Operations	$47,331,753

See Notes to Financial Statements.
28 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statements of Changes in Net Assets

	For the Years Ended December 31,
	2004	2003

OPERATIONS:
Net investment income	$7,214,694	$5,126,649
Net realized gain (loss)	(1,215,049)	2,161,532
Net change in unrealized appreciation/depreciation	41,332,108	101,731,775

Increase in Net Assets From Operations	47,331,753	109,019,956

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(7,257,636)	(5,141,498)

Decrease in Net Assets From
Dividends to Shareholders	(7,257,636)	(5,141,498)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	125,891,457	149,175,366
Net asset value of shares issued for reinvestment of dividends	6,732,246	4,800,215
Cost of shares reacquired	(170,322,085)	(104,480,135)

Increase (Decrease) in Net Assets From
Fund Share Transactions	(37,698,382)	49,495,446

Increase in Net Assets	2,375,735	153,373,904

NET ASSETS:
Beginning of year	508,977,468	355,603,564

End of year*	$511,353,203	$508,977,468

* Includes undistributed net investment income of:	$—	$59,155

See Notes to Financial Statements.
29 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

SB Shares(1)(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Year	$11.30	$8.92	$11.63	$13.38	$15.00

Income (Loss) From Operations:
Net investment income	0.16	0.12	0.10	0.10	0.10
Net realized and
unrealized gain (loss)	0.99	2.37	(2.71)	(1.75)	(1.51)

Total Income (Loss) From Operations	1.15	2.49	(2.61)	(1.65)	(1.41)

Less Dividends and
Distributions From:
Net investment income	(0.17)	(0.11)	(0.10)	(0.10)	(0.08)
Net realized gains	—	—	—	—	(0.13)
Return of Capital	—	—	—	—	(0.00)*

Total Dividends and Distributions	(0.17)	(0.11)	(0.10)	(0.10)	(0.21)

Net Asset Value, End of Year	$12.28	$11.30	$8.92	$11.63	$13.38

Total Return(3)	10.21%	27.95%	(22.47)%	(12.37)%	(9.39)%

Net Assets,
End of Year (millions)	$467	$466	$332	$380	$357

Ratios to Average Net Assets:
Expenses(4)(5)	0.57%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.42	1.19	1.03	0.81	0.68

Portfolio Turnover Rate	6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On September 5, 2000, Class A shares were renamed as SB Shares.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)

The administrator has agreed to waive all or a portion of its fees for each of the years ended December 31, 2004, 2003, 2002, 2001 and 2000. If these fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been 0.58%, 0.61%, 0.62%, 0.60% and 0.59%, respectively.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.
30 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

Citi Shares(1)(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Year	$11.32	$8.93	$11.64	$13.39	$15.01

Income (Loss) From Operations:
Net investment income	0.19	0.14	0.12	0.13	0.14
Net realized and
unrealized gain (loss)	0.99	2.39	(2.72)	(1.76)	(1.52)

Total Income (Loss) From Operations	1.18	2.53	(2.60)	(1.63)	(1.38)

Less Dividends and
Distributions From:
Net investment income	(0.20)	(0.14)	(0.11)	(0.12)	(0.11)
Net realized gains	—	—	—	—	(0.13)
Return of Capital	—	—	—	—	(0.00)*

Total Dividends and Distributions	(0.20)	(0.14)	(0.11)	(0.12)	(0.24)

Net Asset Value, End of Year	$12.30	$11.32	$8.93	$11.64	$13.39

Total Return(3)	10.39%	28.29%	(22.29)%	(12.19)%	(9.20)%

Net Assets,
End of Year (millions)	$44	$43	$24	$30	$30

Ratios to Average Net Assets:
Expenses(4)(5)	0.39%	0.39%	0.39%	0.39%	0.36%
Net investment income	1.61	1.39	1.20	1.01	0.90

Portfolio Turnover Rate	6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On September 5, 2000, Class D shares were renamed as Citi Shares.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)

The administrator has agreed to waive all or a portion of its fees for each of the years ended December 31, 2004, 2003, 2002, 2001 and 2000. If these fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been 0.42%, 0.42%, 0.53%, 0.40% and 0.36%, respectively.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.
31 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuations.  Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

32 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

(c) Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically as a substitution for buying or selling securities and as a cash flow management technique. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Dividends and Distributions to Shareholders. Dividends from net investment income and distributions from net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(f) Class Accounting.  Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

33 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

(g) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $40,573 has been reclassified between paid-in capital and accumulated net investment income as a result of permanent differences attributable to an overdistribution of net investment income. Also, $56,786 has been reclassified between accumulated net investment income and accumulated net realized gain from investment transactions attributable to the different book and tax treatment of distributions from Real Estate Investment Trusts. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement, Administration
    Agreement and Other Transactions with Affiliates

The Travelers Investment Management Company (“TIMCO”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the year ended December 31, 2004, the Fund’s SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $24,689. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.

34 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. Boston Financial Data Services (“BFDS”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2004, the Fund paid transfer agent fees of $239,990 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.  Investments

During the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$28,380,129

Sales	70,113,091

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,853,387
Gross unrealized depreciation	(93,639,232)

Net unrealized depreciation	$(9,785,845)

At December 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Buy:
S&P 500 Index	35	03/05	$ 10,507,680	$ 10,619,875	$ 112,195

35 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

4.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. There is no Rule 12b-1 Distribution Plan fee incurred by the Fund’s Citi Shares. For the year ended December 31, 2004, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $913,182.

For the year ended December 31, 2004, total Transfer Agency Service expenses were as follows:

	SB Shares	Citi Shares

Transfer Agency Service Expenses	$ 314,495	$ 38,741

For the year ended December 31, 2004, total Shareholder Communication expenses were as follows:

	SB Shares	Citi Shares

Shareholder Communication Expenses	$ 67,005	$ 20,289

5. Dividends Paid to Shareholders by Class

	Year Ended December 31, 2004	Year Ended December 31, 2003

Net Investment Income
SB Shares	6,528,015	$ 4,614,770
Citi Shares	729,621	526,728

Total	7,257,636	$ 5,141,498

6.  Shares of Beneficial Interest

At December 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued) Transactions in shares of the Fund were as follows:

	Year Ended December 31, 2004		Year Ended December 31, 2003

	Shares	Amount	Shares	Amount

SB Shares
Shares sold	9,602,725	$110,775,802	13,131,340	$128,508,067
Shares issued on reinvestment	493,796	6,010,726	380,732	4,282,463
Shares reacquired	(13,309,587)	(152,132,587)	(9,403,448)	(93,765,802)

Net Increase (Decrease)	(3,213,066)	$(35,346,059)	4,108,624	$39,024,728

Citi Shares
Shares sold	1,302,258	$15,115,655	2,096,563	$20,667,299
Shares issued on reinvestment	59,132	721,520	46,429	517,752
Shares reacquired	(1,553,409)	(18,189,498)	(1,047,346)	(10,714,333)

Net Increase (Decrease)	(192,019)	$(2,352,323)	1,095,646	$10,470,718

7. Income Tax Information and Distributions to Shareholders The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2004	2003

Ordinary income	$7,257,636	$5,141,498

Total distributions paid	$7,257,636	$5,141,498

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Capital loss carryforward	$(12,245,536	)*
Other book/tax temporary differences	(112,194	)**
Unrealized depreciation	(9,673,650	)***

Total accumulated losses	$(22,031,380)

*	On December 31, 2004, the Fund had a net capital loss carryforward of approximately $12,245,536, all of which expires in 2010. This amount will be available to offset any future taxable capital gains.
**	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts.
***
The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax cost basis on Real Estate Investment Trusts.

37 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

8.  Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

38 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.  Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

39 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

40 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust (“Fund”) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 18, 2005

41 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Smith Barney S&P 500 Index Fund (“Fund”) are managed under the direction of the Smith Barney Investment Trust’s (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010.)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:

Dwight B. Crane Harvard Business School Soldiers Field Morgan Hall #375 Boston, MA 02163 Birth Year: 1937	Trustee	Since 1988	Professor, Harvard Business School	50	None

Burt N. Dorsett 201 East 62nd Street New York, NY 10021 Birth Year: 1930	Trustee	Since 1994	President of Dorsett McCabe Capital Management Inc.; Chief Investment Officer of Leeb Capital Management, Inc. (since 1999)	27	None

Elliot S. Jaffe The Dress Barn Inc. Executive Office 30 Dunnigan Drive Suffern, NY 10901 Birth Year: 1926	Trustee	Since 1994	Chairman of The Dress Barn Inc.	27	The Dress Barn, Inc.

Stephen E. Kaufman Stephen E. Kaufman PC 277 Park Avenue 47th Floor New York, NY 10172 Birth Year: 1932	Trustee	Since 1987	Attorney	51	None

Cornelius C. Rose, Jr. Meadowbrook Village Building 1, Apt. 6 West Lebanon, NH 03784 Birth Year: 1932	Trustee	Since 1994	Chief Executive Officer of Performance Learning Systems	27	None
42 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:
R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Officers:
Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM;
Senior Vice President
and Chief Administrative
Officer of mutual funds
associated with
Citigroup; Head of
International Funds
Administration of CAM
(from 2001 to 2003);
Director of Global Funds
Administration of CAM
(from 2000 to 2001);
Head of U.S. Citibank
Funds Administration
of CAM (from 1998
			to 2000)	N/A	N/A
43 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Kaprel Ozsolak CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Vice President of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Controller of certain mutual funds associated with Citigroup (from 2002 to 2004)	N/A	N/A

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti- Money Laundering Compliance Officer	Since 2002	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance	N/A	N/A
Chief Compliance Officer	Since 2004	Officer, Chief Compliance
Officer and Vice President
of certain mutual funds
associated with Citigroup;
Director of Compliance,
Europe, the Middle East
and Africa, CAM (from
1999 to 2000); Chief
Compliance Officer, SBFM,
CFM, TIA, Salomon
Brothers Asset Manage-
ment Limited, Smith
Barney Global Capital
Management Inc.

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

———————
*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
44 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Important Tax Information (unaudited) The following information is provided with respect to the ordinary income distributions paid by the Fund during the taxable year ended December 31, 2004:

Record Date	7/27/2004	12/13/2004
Payable Date	7/30/2004	12/16/2004

Qualified Dividend Income for Individuals	100.00%	100.00%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	100.00%	100.00%

Please retain this information for your records.
45 Smith Barney S&P 500 Index Fund | 2004 Annual Report

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SMITH BARNEY
S&P 500 INDEX FUND

	TRUSTEES	INVESTMENT ADVISER
	Dwight B. Crane	The Travelers Investment
	Burt N. Dorsett	Management Company
R. Jay Gerken, CFA
	Chairman	ADMINISTRATOR
	Elliot S. Jaffe	Smith Barney Fund
	Stephen E. Kaufman	Management LLC
Cornelius C. Rose, Jr.
DISTRIBUTOR
	OFFICERS	Citigroup Global Markets Inc.
R. Jay Gerken, CFA
	President and Chief	CUSTODIAN
	Executive Officer	State Street Bank and
Trust Company
Andrew B. Shoup
	Senior Vice President	TRANSFER AGENT
	and Chief Administrative	Citicorp Trust Bank, fsb.
	Officer	125 Broad Street, 11th Floor
New York, New York 10004
Kaprel Ozsolak
	Chief Financial Officer	SUB-TRANSFER AGENT
	and Treasurer	Boston Financial Data Services
P.O. Box 9083
	Andrew Beagley	Boston, Massachusetts
	Chief Anti-Money	02205-9083
Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Investment Trust

Smith Barney S&P 500 Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Investment Trust – Smith Barney S&P 500 Index Fund, but it may also be used as sales literature.

SMITH BARNEY S&P 500 INDEX FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD02238 2/05	05-7851

CITI
S&P 500 INDEX SHARES
A Class of Shares of the Smith Barney S&P 500 Index Fund

SPECIAL DISCIPLINE SERIES | ANNUAL REPORT | DECEMBER 31, 2004

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The stock market rallied at the start of the past year, but then slid into a fairly limited trading range that endured for most of the year, only to rally again sharply in the fourth quarter. Most major equity market indexes reported reasonable gains for 2004 and several indexes recorded double-digit growth. In many cases, most of those returns were achieved on the performance gains made in November and December alone.

Record-high energy prices, rising short-term interest rates, a growing trade deficit, uncertainty over the domestic employment situation, presidential election politics, and the situation in Iraq all pressured the stock market for much of the year. Strength in the domestic economy was fairly selective, with stronger returns seen broadly in the energy, utilities and materials sectors while the information technology, healthcare, consumer staples and financials sectors languished for much of the period.

Small capitalization and value-oriented stocks tended to enjoy the strongest performance over the past twelve months, while large-cap and more growth-oriented stocks posted generally positive but weaker results. International stocks typically outperformed the broad U.S. market, as foreign returns were boosted by the weaker U.S. dollar, which set record lows against some currencies. Stocks outperformed bonds in general, which suffered late in the year as the U.S. Federal Reserve Board (“Fed”)[i] continued to incrementally raise the federal funds rate.ii

The U.S. economy has entered its fourth year of expansion since the 2001 recession. After a slow start in 2002 and the first half of 2003, the economic expansion has gained traction over the past six quarters as corporations repaired balance sheets and earlier cost-cutting began to pay dividends. Although a series of one-off events — surging oil prices, hurricanes, the waning effects of 2002-2003 tax cuts, etc. — undoubtedly restrained growth in 2004, the economy proved resilient enough to grow an average of 4% over the past four quarters.iii

1 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

January 20, 2005

2 Smith Barney S&P 500 Index Fund | 2004 Annual Report

MANAGER OVERVIEW

Market Overview

The economic expansion entered its fourth year at the close of 2004. Led by strong consumer and business investment demand, the balance of growth was quite healthy. Job growth accelerated last year, as continued profit growth increased corporate willingness to hire. With improving earnings fundamentals, the equity market performed well, particularly during the fourth quarter of the year. Energy stocks were among the biggest contributors because of historically high oil prices and solid earnings. As investors began to focus their attention on higher quality stocks with solid dividends and strong cash flow, less-cyclical industries such as foods, chemicals, and building materials also realized substantial gains. The outcome of the presidential election removed some uncertainties surrounding the healthcare and defense industries. However, technology stocks were generally weak, despite an impressive start in January. Concerns on terrorism, oil prices, and weak profits also led to a significant decline in the auto & transportation sector, especially the airlines. In the next several weeks, as retail sales data from the holiday season trickle out, the equity market could potentially experience more volatility as investors re-position their portfolios for the coming year.

PERFORMANCE SNAPSHOT AS OF DECEMBER 31, 2004 (unaudited)

	6 Months	12 Months
Citi Shares-S&P 500 Index Fund	6.90%	10.39%
S&P 500 Index	7.19%	10.87%
Lipper S&P 500 Index Object Funds Category Average	6.86%	10.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Management has agreed to cap the Citi Shares’ net annual operating expenses at 0.39%. Management may not discontinue or modify this cap without the approval of the fund’s trustees.

Citi Share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 175 funds for the six-month period and among the174 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.
3 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Performance Review

For the 12 months ended December 31, 2004, Citi Shares of the Smith Barney S&P 500 Index Fund returned 10.39%. These shares underperformed the fund’s unmanaged benchmark the S&P 500 Indexiv, which returned 10.87% for the same period. In comparison, the Lipper S&P 500 Index Object funds category average[1] was 10.21%.

The fund is designed to provide reliable exposure to the large cap segment of the U.S. market through a broadly diversified portfolio structure. The fund matches the composition of the S&P 500 Index and owns the constituent index stocks at the appropriate index weight. The fund, therefore, remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing. The fund performed in line with the S&P 500 Index after taking into account the impact of trading costs, fees and expenses.

Thank you for your investment in the Citi Shares of the S&P 500 Index Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

The Travelers Investment Management Company Portfolio Management Team

January 20, 2005

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 174 funds in the fund’s Lipper category, and excluding sales charges.
4 Smith Barney S&P 500 Index Fund | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2004 were: Financials (20.6%); Information Technology (15.2%); Consumer Discretionary (13.9%); Industrials (12.5%); Healthcare (12.1%). The fund’s portfolio composition is subject to change at any time.

RISKS: Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund’s performance. Derivatives can disproportionately increase losses as stated in the prospectus.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	As measured by gross domestic product (“GDP”), a market value of goods and services produced by labor and property in a given country. Source: Bureau of Economic Analysis, U.S. Department of Commerce, December 22, 2004.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
5 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund at a Glance (unaudited) Investment Breakdown
6 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

SB Shares	6.90%	$ 1,000.00	$ 1,069.00	0.58%	$ 3.02

Citi Shares	6.90%	$ 1,000.00	$ 1,069.00	0.39%	$ 2.03

(1)	For the six months ended December 31, 2004.
(2)
Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Expenses (net of fee waiver) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 366.

7 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

SB Shares	5.00%	$ 1,000.00	$1,022.22	0.58%	$ 2.95

Citi Shares	5.00%	$ 1,000.00	$1,023.18	0.39%	$ 1.98

(1)	For the six months ended December 31, 2004.
(2)
Expenses (net of fee waiver) are equal to the class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

8 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Fund Performance — Citi S&P 500 Index Shares(1)

Average Annual Total Returns(2) (unaudited)

Twelve Months Ended 12/31/04	10.39%

Five Years Ended 12/31/04	(2.58)

Inception* through 12/31/04	3.13

Cumulative Total Return(2) (unaudited)

Inception* through 12/31/04	21.84%

(1)	On September 5, 2000, Class D shares were renamed as Citi S&P 500 Index Shares (“Citi Shares”).
(2)
All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Inception date for Citi Shares is August 4, 1998.
9 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Citi Shares of the Smith Barney S&P 500 Index Fund vs. S&P 500 Index†

August 1998 — December 2004

†
Hypothetical illustration of $10,000 invested in Citi Shares at inception on August 4, 1998, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2004. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s Smith Barney S&P 500 Index Shares (“SB Shares”) may be greater or less than the Citi Shares’ performance indicated on this chart, depending on whether greater or lesser expenses were incurred by shareholders investing in SB Shares.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

10 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments	December 31, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 98.6%
CONSUMER DISCRETIONARY — 13.9%
Auto Components — 0.2%
3,312	Cooper Tire & Rubber Co.	$71,374
6,517	Dana Corp.	112,940
25,077	Delphi Corp.	226,195
7,912	The Goodyear Tire & Rubber Co.†	115,990
8,466	Johnson Controls, Inc.	537,083
5,973	Visteon Corp.	58,356

		1,121,938

Automobiles — 0.6%
81,512	Ford Motor Co.	1,193,336
25,183	General Motors Corp.	1,008,831
13,111	Harley-Davidson, Inc.	796,493

		2,998,660

Hotels, Restaurants & Leisure — 1.5%
28,165	Carnival Corp.	1,623,149
7,124	Darden Restaurants, Inc.	197,620
5,035	Harrah’s Entertainment, Inc.	336,791
17,123	Hilton Hotels Corp.	389,377
15,562	International Game Technology	535,022
10,069	Marriott International, Inc., Class A Shares	634,146
56,093	McDonald’s Corp.	1,798,342
17,667	Starbucks Corp.†	1,101,714
9,178	Starwood Hotels & Resorts Worldwide, Inc.	535,995
5,091	Wendy’s International, Inc.	199,873
12,918	Yum! Brands, Inc.	609,471

		7,961,500

Household Durables — 0.5%
3,534	The Black & Decker Corp.	312,158
5,534	Centex Corp.	329,716
6,502	Fortune Brands, Inc.	501,824
2,083	KB HOME	217,465
8,628	Leggett & Platt, Inc.	245,294
3,506	Maytag Corp.	73,977
12,170	Newell Rubbermaid Inc.	294,392
5,622	Pulte Homes, Inc.	358,684
2,574	Snap-on Inc.	88,443
3,691	The Stanley Works	180,822
3,106	Whirlpool Corp.	214,966

		2,817,741

Internet & Catalog Retail — 0.7%
29,271	eBay Inc.†	3,403,632

See Notes to Financial Statements.
11 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Leisure Equipment & Products — 0.2%
4,177	Brunswick Corp.	$206,761
12,736	Eastman Kodak Co.	410,736
7,979	Hasbro, Inc.	154,633
18,935	Mattel, Inc.	369,043

		1,141,173

Media — 4.0%
27,409	Clear Channel Communications, Inc.	917,927
99,795	Comcast Corp., Class A Shares†	3,321,178
3,688	Dow Jones & Co., Inc.	158,805
12,141	Gannett Co., Inc.	991,920
18,823	The Interpublic Group of Cos., Inc.†	252,228
3,506	Knight-Ridder, Inc.	234,692
8,475	The McGraw Hill Cos., Inc.	775,801
2,248	Meredith Corp.	121,842
6,568	The New York Times Co., Class A Shares	267,974
117,947	News Corp., Class A Shares	2,200,891
8,414	Omnicom Group Inc.	709,468
202,978	Time Warner Inc.†	3,945,892
14,623	Tribune Co.	616,213
14,468	Univision Communications Inc., Class A Shares†	423,478
77,150	Viacom Inc., Class B Shares	2,807,488
91,449	The Walt Disney Co.	2,542,282

		20,288,079

Multi-Line Retail — 3.3%
5,033	Big Lots, Inc.†	61,050
20,460	Costco Wholesale Corp.	990,469
3,722	Dillard’s, Inc., Class A Shares	100,010
14,606	Dollar General Corp.	303,367
7,557	Family Dollar Stores, Inc.	236,005
8,041	Federated Department Stores, Inc.	464,689
12,513	J.C. Penney Co., Inc.	518,038
15,147	Kohl’s Corp.†	744,778
12,984	The May Department Stores Co.	381,730
6,210	Nordstrom, Inc.	290,193
9,526	Sears Roebuck & Co.	486,112
40,656	Target Corp.	2,111,266
188,846	Wal-Mart Stores, Inc.	9,974,846

		16,662,553

Specialty Retail — 2.4%
11,983	AutoNation, Inc.†	230,193
3,709	AutoZone, Inc.†	338,669
13,333	Bed Bath & Beyond Inc.†	531,053
14,411	Best Buy Co., Inc.	856,302
8,775	Circuit City Stores, Inc.	137,241
40,127	The Gap, Inc.	847,482

See Notes to Financial Statements.
12 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Specialty Retail — 2.4% (continued)
98,984	The Home Depot, Inc.	$4,230,576
17,935	Limited Brands	412,864
34,976	Lowe’s Cos., Inc.	2,014,268
14,012	Office Depot, Inc.†	243,248
4,286	OfficeMax Inc.	134,495
7,091	RadioShack Corp.	233,152
6,409	The Sherwin-Williams Co.	286,034
22,168	Staples, Inc.	747,283
21,989	The TJX Cos., Inc.	552,584
6,559	Tiffany & Co.	209,691
9,488	Toys “R” Us, Inc.†	194,219

		12,199,354

Textiles & Apparel — 0.5%
8,317	Coach, Inc.†	469,079
5,632	Jones Apparel Group, Inc.	205,962
4,977	Liz Claiborne, Inc.	210,079
11,772	NIKE, Inc., Class B Shares	1,067,603
2,671	Reebok International Ltd.	117,524
4,849	V.F. Corp.	268,538

		2,338,785

	TOTAL CONSUMER DISCRETIONARY	70,933,415

CONSUMER STAPLES — 8.1%
Beverages — 2.2%
1,671	Adolph Coors Co., Class B Shares	126,445
35,836	Anheuser-Busch Co., Inc.	1,817,960
5,389	Brown-Forman Corp., Class B Shares	262,337
108,524	The Coca-Cola Co.	4,517,854
20,966	Coca-Cola Enterprises Inc.	437,141
11,425	The Pepsi Bottling Group, Inc.	308,932
76,066	PepsiCo, Inc.	3,970,645

		11,441,314

Food & Drug Retailing — 1.0%
16,304	Albertson’s, Inc.	389,340
17,640	CVS Corp.	795,035
33,205	The Kroger Co.†	582,416
19,821	Safeway Inc.†	391,267
6,069	SUPERVALU Inc.	209,502
28,411	Sysco Corp.	1,084,448
45,576	Walgreen Co.	1,748,751

		5,200,759

Food Products — 1.3%
28,871	Archer-Daniels-Midland Co.	644,112
18,292	Campbell Soup Co.	546,748

See Notes to Financial Statements.
13 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Food Products — 1.3% (continued)
23,536	ConAgra Foods, Inc.	$693,135
16,810	General Mills, Inc.	835,625
15,679	H.J. Heinz Co.	611,324
11,518	Hershey Foods Corp.	639,710
18,293	Kellogg Co.	816,965
6,074	McCormick & Co., Inc.	234,456
35,301	Sara Lee Corp.	852,166
9,995	Wm. Wrigley Jr. Co.	691,554

		6,565,795

Household Products — 1.8%
6,647	The Clorox Co.	391,708
23,673	Colgate-Palmolive Co.	1,211,111
22,299	Kimberly-Clark Corp.	1,467,497
112,999	The Procter & Gamble Co.	6,223,985

		9,294,301

Personal Products — 0.6%
4,035	Alberto-Culver Co.	195,980
21,026	Avon Products, Inc.	813,706
44,725	The Gillette Co.	2,002,785

		3,012,471

Tobacco — 1.2%
91,298	Altria Group, Inc.	5,578,308
7,370	UST Inc.	354,571

		5,932,879

	TOTAL CONSUMER STAPLES	41,447,519

ENERGY — 6.9%
Energy Equipment & Services — 1.0%
14,817	Baker Hughes Inc.	632,241
7,197	BJ Services Co.	334,948
19,543	Halliburton Co.	766,867
6,615	Nabors Industries, Ltd.†	339,283
6,031	Noble Corp.†	299,982
4,718	Rowan Cos., Inc.†	122,196
26,238	Schlumberger Ltd.	1,756,634
14,266	Transocean Inc.†	604,736

		4,856,887

Oil & Gas — 5.9%
3,996	Amerada Hess Corp.	329,190
11,207	Anadarko Petroleum Corp.	726,326
14,442	Apache Corp.	730,332
3,147	Ashland Inc.	183,722
17,712	Burlington Resources, Inc.	770,472

See Notes to Financial Statements.
14 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Oil & Gas — 5.9% (continued)
95,278	ChevronTexaco Corp.	$5,003,048
30,518	ConocoPhillips	2,649,878
21,206	Devon Energy Corp.	825,338
5,219	EOG Resources, Inc.	372,428
289,291	Exxon Mobil Corp.	14,829,057
6,704	Kerr-McGee Corp.	387,424
15,429	Marathon Oil Corp.	580,285
17,401	Occidental Petroleum Corp.	1,015,522
3,358	Sunoco, Inc.	274,382
11,725	Unocal Corp.	506,989
11,442	Valero Energy Corp.	519,467
11,810	XTO Energy Inc.	417,838

		30,121,698

	TOTAL ENERGY	34,978,585

FINANCIALS — 20.6%
Banks — 6.9%
15,625	AmSouth Bancorp.	404,687
24,952	BB&T Corp.	1,049,232
181,544	Bank of America Corp.	8,530,753
34,593	The Bank of New York Co., Inc.	1,156,098
7,698	Comerica Inc.	469,732
5,465	Compass Bancshares, Inc.	265,982
25,034	Fifth Third Bancorp	1,183,608
5,490	First Horizon National Corp.	236,674
13,560	Golden West Financial Corp.	832,855
10,251	Huntington Bancshares Inc.	254,020
18,276	KeyCorp	619,556
5,266	M&T Bank Corp.	567,885
9,951	Marshall & Ilsley Corp.	439,834
18,835	Mellon Financial Corp.	585,957
30,123	National City Corp.	1,131,119
20,238	North Fork Bancorp., Inc.	583,866
9,831	Northern Trust Corp.	477,590
12,588	PNC Financial Services Group	723,055
20,476	Regions Financial Corp.	728,741
13,949	Sovereign Bancorp, Inc.	314,550
16,293	SunTrust Banks, Inc.	1,203,727
13,604	Synovus Financial Corp.	388,802
84,410	U.S. Bancorp	2,643,721
71,719	Wachovia Corp.	3,772,419
38,516	Washington Mutual, Inc.	1,628,456
75,160	Wells Fargo & Co.	4,671,194
3,968	Zions Bancorp.	269,943

		35,134,056

See Notes to Financial Statements.
15 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Diversified Financials — 8.6%
56,942	American Express Co.	$3,209,821
4,680	The Bear Stearns Cos. Inc.	478,811
9,837	CIT Group Inc.	450,731
10,532	Capital One Financial Corp.	886,900
60,984	The Charles Schwab Corp.	729,369
230,279	Citigroup Inc.‡	11,094,842
24,946	Countrywide Financial Corp.	923,251
16,375	E*TRADE Financial Corp.†	244,806
43,165	Fannie Mae	3,073,780
4,850	Federated Investors, Inc., Class B Shares	147,440
11,135	Franklin Resources, Inc.	775,553
30,695	Freddie Mac	2,262,221
21,504	The Goldman Sachs Group, Inc.	2,237,276
158,640	JPMorgan Chase & Co.	6,188,546
10,690	Janus Capital Group Inc.	179,699
12,312	Lehman Brothers Holdings Inc.	1,077,054
56,928	MBNA Corp.	1,604,800
41,682	Merrill Lynch & Co., Inc.	2,491,333
6,637	Moody’s Corp.	576,423
48,911	Morgan Stanley	2,715,539
14,262	Principal Financial Group, Inc.	583,886
13,076	Providian Financial Corp.†	215,362
19,535	SLM Corp.	1,042,974
14,919	State Street Corp.	732,821
5,632	T. Rowe Price Group Inc.	350,310

		44,273,548

Insurance — 4.6%
12,651	ACE Ltd.	540,830
22,655	AFLAC, Inc.	902,575
31,270	Allstate Corp.	1,617,284
4,836	Ambac Financial Group, Inc.	397,181
116,147	American International Group, Inc.	7,627,373
14,034	Aon Corp.	334,851
8,428	The Chubb Corp.	648,113
7,527	Cincinnati Financial Corp.	333,145
13,017	The Hartford Financial Services Group, Inc.	902,208
6,273	Jefferson-Pilot Corp.	325,945
7,923	Lincoln National Corp.	369,846
8,255	Loews Corp.	580,326
23,352	Marsh & McLennan Cos., Inc.	768,281
6,461	MBIA Inc.	408,852
33,711	MetLife, Inc.	1,365,633
4,389	MGIC Investment Corp.	302,446
8,971	The Progressive Corp.	761,100
23,402	Prudential Financial, Inc.	1,286,174
6,192	SAFECO Corp.	323,470

See Notes to Financial Statements.
16 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Insurance — 4.6% (continued)
29,681	The St. Paul Travelers Cos., Inc.	$1,100,275
4,951	Torchmark Corp.	282,900
13,227	UnumProvident Corp.	237,292
13,111	WellPoint, Inc.†	1,507,765
6,173	XL Capital Ltd., Class A Shares	479,333

		23,403,198

Real Estate Investment Trusts — 0.5%
4,192	Apartment Investment and Management Co., Class A Shares	161,560
8,715	Archstone-Smith Trust	333,784
17,967	Equity Office Properties Trust	523,199
12,431	Equity Residential	449,754
8,201	Plum Creek Timber Co., Inc.	315,246
8,135	ProLogis	352,490
9,255	Simon Property Group, Inc.	598,521

		2,734,554

	TOTAL FINANCIALS	105,545,356

HEALTHCARE — 12.1%
Biotechnology — 1.3%
56,607	Amgen Inc.†	3,631,339
15,001	Biogen Idec Inc.†	999,217
8,369	Chiron Corp.†	278,939
10,084	Genzyme Corp.†	585,578
19,066	Gilead Sciences, Inc.†	667,119
10,979	MedImmune, Inc.†	297,641

		6,459,833

Healthcare Equipment & Supplies — 2.1%
8,899	Applera Corp. — Applied Biosystems Group	186,078
2,361	Bausch & Lomb, Inc.	152,190
27,293	Baxter International, Inc.	942,700
11,234	Becton Dickinson & Co.	638,091
11,339	Biomet, Inc.	491,999
37,181	Boston Scientific Corp.†	1,321,785
4,624	C.R. Bard, Inc.	295,844
5,087	Fisher Scientific International, Inc.†	317,327
13,937	Guidant Corp.	1,004,858
10,514	IMS Health Inc.	244,030
54,013	Medtronic, Inc.	2,682,826
2,213	Millipore Corp.†	110,230
15,632	St. Jude Medical, Inc.†	655,450
17,865	Stryker Corp.	861,986
10,839	Zimmer Holdings, Inc.†	868,421

		10,773,815

See Notes to Financial Statements.
17 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Healthcare Providers & Services — 1.8%
6,764	Aetna Inc.	$843,809
5,010	AmerisourceBergen Corp.	293,987
19,133	Cardinal Health, Inc.	1,112,584
20,410	Caremark Rx, Inc.†	804,766
6,289	CIGNA Corp.	512,994
3,440	Express Scripts, Inc.†	262,954
19,196	HCA Inc.	767,072
10,902	Health Management Associates, Inc., Class A Shares	247,693
7,147	Humana, Inc.†	212,194
6,678	Laboratory Corp. of America Holdings†	332,698
3,944	Manor Care, Inc.	139,736
12,996	McKesson Corp.	408,854
4,607	Quest Diagnostics Inc.	440,199
20,744	Tenet Healthcare Corp.†	227,769
29,746	UnitedHealth Group Inc.	2,618,540

		9,225,849

Pharmaceuticals — 6.9%
69,518	Abbott Laboratories	3,243,015
5,870	Allergan, Inc.	475,881
86,625	Bristol-Myers Squibb Co.	2,219,332
50,311	Eli Lilly and Co.	2,855,149
16,518	Forest Laboratories, Inc.†	740,997
6,888	Hospira, Inc.†	230,748
132,184	Johnson & Johnson	8,383,109
10,745	King Pharmaceuticals, Inc.†	133,238
12,039	Medco Health Solutions, Inc. †	500,822
98,934	Merck & Co., Inc.	3,179,739
11,918	Mylan Laboratories Inc.	210,710
336,951	Pfizer Inc.	9,060,612
65,447	Schering-Plough Corp.	1,366,533
4,920	Watson Pharmaceuticals, Inc.†	161,425
59,373	Wyeth	2,528,696

		35,290,006

	TOTAL HEALTHCARE	61,749,503

INDUSTRIALS — 12.5%
Aerospace & Defense — 1.7%
37,506	The Boeing Co.	1,941,686
8,866	General Dynamics Corp.	927,384
5,272	Goodrich Corp.	172,078
4,808	L-3 Communications Holdings, Inc.	352,138
20,001	Lockheed Martin Corp.	1,111,056
15,975	Northrop Grumman Corp.	868,401
19,980	Raytheon Co.	775,823

See Notes to Financial Statements.
18 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Aerospace & Defense — 1.7% (continued)
7,856	Rockwell Collins, Inc.	$309,841
22,885	United Technologies Corp.	2,365,165

		8,823,572

Air Freight & Couriers — 1.1%
13,314	FedEx Corp.	1,311,296
2,889	Ryder Systems, Inc.	138,008
50,199	United Parcel Service, Inc., Class B Shares	4,290,007

		5,739,311

Airlines — 0.1%
5,490	Delta Air Lines, Inc.†	41,065
35,076	Southwest Airlines Co.	571,037

		612,102

Building Products — 0.2%
9,552	American Standard Cos. Inc.†	394,689
19,525	Masco Corp.	713,248

		1,107,937

Commercial Services & Supplies — 1.8%
14,316	Allied Waste Industries, Inc.†	132,852
7,843	Apollo Group, Inc., Class A Shares†	633,009
26,303	Automatic Data Processing Inc.	1,166,538
4,939	Avery Dennison Corp.	296,192
45,362	Cendant Corp.	1,060,564
7,631	Cintas Corp.	334,696
6,298	Convergys Corp.†	94,407
6,151	Equifax, Inc.	172,843
38,855	First Data Corp.	1,652,892
8,706	Fiserv, Inc.†	349,894
7,746	H&R Block, Inc.	379,554
5,116	Monster Worldwide, Inc.†	172,102
16,830	Paychex, Inc.	573,566
10,335	Pitney Bowes, Inc.	478,304
9,709	R.R. Donnelley & Sons Co.	342,631
7,715	Robert Half International Inc.	227,052
6,269	Sabre Holdings Corp., Class A Shares	138,921
25,799	Waste Management, Inc.	772,422

		8,978,439

Construction & Engineering — 0.1%
3,722	Fluor Corp.	202,886

Electrical Equipment — 0.4%
8,895	American Power Conversion Corp.	190,353
4,138	Cooper Industries, Ltd., Class A Shares	280,929
18,761	Emerson Electric Co.	1,315,146

See Notes to Financial Statements.
19 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Electrical Equipment — 0.4% (continued)
3,846	Power-One, Inc.†	$34,306
8,274	Rockwell Automation, Inc.	409,977

		2,230,711

Industrial Conglomerates — 5.0%
34,822	3M Co.	2,857,842
470,040	General Electric Co. (a)	17,156,460
38,220	Honeywell International Inc.	1,353,370
6,683	Reynolds American Inc.	525,284
6,150	Textron Inc.	453,870
89,315	Tyco International Ltd.	3,192,118

		25,538,944

Machinery — 1.5%
15,195	Caterpillar Inc.	1,481,664
1,919	Cummins Inc.	160,793
13,726	Danaher Corp.	788,010
11,059	Deere & Co.	822,790
9,076	Dover Corp.	380,647
6,689	Eaton Corp.	484,016
13,788	Illinois Tool Works, Inc.	1,277,872
7,720	Ingersoll-Rand Co. Ltd., Class A Shares	619,916
4,124	ITT Industries, Inc.	348,272
3,132	Navistar International Corp.†	137,745
7,777	PACCAR Inc.	625,893
5,564	Pall Corp.	161,078
5,337	Parker-Hannifin Corp.	404,224

		7,692,920

Road & Rail — 0.5%
16,520	Burlington Northern Santa Fe Corp.	781,561
9,604	CSX Corp.	384,928
17,464	Norfolk Southern Corp.	632,022
11,555	Union Pacific Corp.	777,074

		2,575,585

Trading Companies & Distributors — 0.1%
7,749	Genuine Parts Co.	341,421
4,010	W.W. Grainger, Inc.	267,146

		608,567

	TOTAL INDUSTRIALS	64,110,974

See Notes to Financial Statements.
20 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 15.2%
Communications Equipment — 2.7%
35,816	ADC Telecommunications, Inc.†	$95,987
7,278	Andrew Corp.†	99,199
19,404	Avaya Inc.†	333,749
24,872	CIENA Corp.†	83,072
301,200	Cisco Systems, Inc.†	5,813,160
8,801	Comverse Technology, Inc.†	215,184
61,272	Corning, Inc.†	721,171
64,788	JDS Uniphase Corp.†	205,378
190,687	Lucent Technologies Inc.†	716,983
104,371	Motorola, Inc.	1,795,181
72,222	QUALCOMM, Inc.	3,062,213
6,891	Scientific-Atlanta, Inc.	227,472
20,612	Tellabs, Inc.†	177,057

		13,545,806

Computers & Peripherals — 3.9%
16,966	Apple Computer, Inc.†	1,092,610
111,120	Dell Inc.†	4,682,597
109,046	EMC Corp.†	1,621,514
16,581	Gateway, Inc.†	99,652
135,825	Hewlett-Packard Co.	2,848,250
74,471	International Business Machines Corp.	7,341,351
5,786	Lexmark International, Inc., Class A Shares†	491,810
4,178	NCR Corp.†	289,243
15,530	Network Appliance, Inc.†	515,907
7,376	NVIDIA Corp.†	173,779
148,492	Sun Microsystems, Inc.†	798,887

		19,955,600

Electronic Equipment & Instruments — 0.5%
21,520	Agilent Technologies, Inc.†	518,632
13,817	Broadcom Corp., Class A Shares†	446,013
8,969	Jabil Circuit, Inc.†	229,427
8,460	Molex, Inc.	253,800
5,610	PerkinElmer, Inc.	126,169
23,303	Sanmina-SCI Corp.†	197,376
43,222	Solectron Corp.†	230,373
10,360	Symbol Technologies, Inc.	179,228
3,749	Tektronix, Inc.	113,257
7,419	Thermo Electron Corp.†	223,980
5,279	Waters Corp.†	247,004

		2,765,259

Internet Software & Services — 0.4%
59,973	Yahoo! Inc.†	2,259,783

See Notes to Financial Statements.
21 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

IT Consulting & Services — 0.4%
6,090	Affiliated Computer Services, Inc., Class A Shares†	$366,557
8,321	Computer Sciences Corp.†	469,055
22,268	Electronic Data Systems Corp.	514,391
12,905	SunGard Data Systems Inc.†	365,599
14,792	Unisys Corp.†	150,583

		1,866,185

Office Electronics — 0.1%
36,449	Xerox Corp.†	619,997

Semiconductor Equipment & Products — 2.9%
15,781	Advanced Micro Devices, Inc.†	347,498
16,754	Altera Corp.†	346,808
16,733	Analog Devices, Inc.	617,782
75,115	Applied Materials, Inc.†	1,284,466
13,785	Applied Micro Circuits Corp.†	58,035
16,673	Freescale Semiconductor, Inc.†	306,116
287,995	Intel Corp.	6,736,203
8,783	KLA-Tencor Corp.†	409,112
13,727	Linear Technology Corp.	532,059
16,608	LSI Logic Corp.†	91,012
14,390	Maxim Integrated Products, Inc.	609,992
27,191	Micron Technology, Inc.†	335,809
15,933	National Semiconductor Corp.	285,997
6,576	Novellus Systems, Inc.†	183,405
7,695	PMC-Sierra, Inc.†	86,569
4,105	QLogic Corp.†	150,777
8,533	Teradyne, Inc.†	145,658
77,061	Texas Instruments Inc.	1,897,242
15,462	Xilinx, Inc.	458,448

		14,882,988

Software — 4.3%
10,596	Adobe Systems, Inc.	664,793
10,078	Autodesk, Inc.	382,460
9,888	BMC Software, Inc.†	183,917
7,508	Citrix Systems, Inc.†	184,171
26,183	Computer Associates International, Inc.	813,244
17,356	Compuware Corp.†	112,293
13,447	Electronic Arts Inc.†	829,411
8,500	Intuit Inc.†	374,085
4,136	Mercury Interactive Corp.†	188,395
484,148	Microsoft Corp.	12,931,593
17,072	Novell, Inc.†	115,236
231,424	Oracle Corp.†	3,175,137
12,278	Parametric Technology, Inc.†	72,317
16,219	PeopleSoft, Inc.†	429,479

See Notes to Financial Statements.
22 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Software — 4.3% (continued)
22,310	Siebel Systems, Inc.†	$234,255
27,804	Symantec Corp.†	716,231
19,309	VERITAS Software Corp.†	551,272

		21,958,289

	TOTAL INFORMATION TECHNOLOGY	77,853,907

MATERIALS — 3.0%
Chemicals — 1.6%
10,160	Air Products & Chemicals, Inc.	588,975
41,678	The Dow Chemical Co.	2,063,478
44,596	E.I. du Pont de Nemours & Co.	2,187,434
3,469	Eastman Chemical Co.	200,265
11,422	Ecolab Inc.	401,255
5,522	Engelhard Corp.	169,360
2,248	Great Lakes Chemical Corp.	64,046
4,784	Hercules, Inc.†	71,042
4,193	International Flavors & Fragrances Inc.	179,628
11,872	Monsanto Co.	659,490
7,658	PPG Industries, Inc.	521,969
14,483	Praxair, Inc.	639,424
9,951	Rohm and Haas Co.	440,133
3,067	Sigma-Aldrich Corp.	185,431

		8,371,930

Construction Materials — 0.0%
4,581	Vulcan Materials Co.	250,168

Containers & Packaging — 0.2%
4,980	Ball Corp.	219,020
4,707	Bemis, Inc.	136,927
6,819	Pactiv Corp.†	172,452
3,765	Sealed Air Corp.†	200,562
2,483	Temple-Inland, Inc.	169,837

		898,798

Metals & Mining — 0.7%
38,720	Alcoa Inc.	1,216,582
3,733	Allegheny Technologies, Inc.	80,894
7,825	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	299,150
19,725	Newmont Mining Corp.	875,987
6,994	Nucor Corp.	366,066
4,156	Phelps Dodge Corp.	411,112
5,030	United States Steel Corp.	257,787

		3,507,578

See Notes to Financial Statements.
23 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Paper & Forest Products — 0.5%
11,329	Georgia-Pacific Corp.	$424,611
21,595	International Paper Co.	906,990
4,832	Louisiana-Pacific Corp.	129,208
9,031	MeadWestvaco Corp.	306,061
10,733	Weyerhaeuser Co.	721,472

		2,488,342

	TOTAL MATERIALS	15,516,816

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.9%
13,743	ALLTEL Corp.	807,539
35,460	AT&T Corp.	675,868
81,729	BellSouth Corp.	2,271,249
6,182	CenturyTel, Inc.	219,276
12,931	Citizens Communications Co.	178,318
79,403	Qwest Communications International Inc.†	352,549
147,536	SBC Communications Inc.	3,802,003
63,590	Sprint FON Group	1,580,211
123,321	Verizon Communications Inc.	4,995,734

		14,882,747

Wireless Telecommunication Services — 0.3%
49,448	Nextel Communications, Inc., Class A Shares†	1,483,440

	TOTAL TELECOMMUNICATION SERVICES	16,366,187

UTILITIES — 3.1%
Electric Utilities — 2.5%
28,425	The AES Corp.†	388,570
6,489	Allegheny Energy, Inc.†	127,898
8,276	Ameren Corp.	414,959
17,646	American Electric Power Co., Inc.	605,964
17,970	Calpine Corp.†	70,802
13,749	CenterPoint Energy, Inc.	155,364
7,968	Cinergy Corp.	331,708
8,498	CMS Energy Corp.†	88,804
10,746	Consolidated Edison, Inc.	470,137
7,475	Constellation Energy Group, Inc.	326,732
14,567	Dominion Resources, Inc.	986,769
7,720	DTE Energy Co.	332,964
14,545	Edison International	465,876
10,239	Entergy Corp.	692,054
29,409	Exelon Corp.	1,296,055
14,711	FirstEnergy Corp.	581,232
8,256	FPL Group, Inc.	617,136

See Notes to Financial Statements.
24 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Electric Utilities — 2.5% (continued)
18,613	PG&E Corp.†	$619,441
4,038	Pinnacle West Capital Corp.	179,328
7,955	PPL Corp.	423,842
10,989	Progress Energy, Inc.	497,142
10,561	Public Service Enterprise Group Inc.	546,743
32,834	The Southern Co.	1,100,596
8,561	TECO Energy, Inc.	131,326
11,323	TXU Corp.	731,013
17,796	Xcel Energy, Inc.	323,887

		12,506,342

Gas Utilities — 0.3%
28,819	El Paso Corp.	299,718
7,075	KeySpan Corp.	279,109
5,494	Kinder Morgan, Inc.	401,776
1,903	Nicor Inc.	70,297
1,627	Peoples Energy Corp.	71,507
10,283	Sempra Energy	377,180

		1,499,587

Multi-Utilities — 0.3%
40,801	Duke Energy Corp.	1,033,489
16,708	Dynegy Inc., Class A Shares†	77,191
11,622	NiSource Inc.	264,749
22,959	The Williams Cos., Inc.	374,002

		1,749,431

	TOTAL UTILITIES	15,755,360

	TOTAL COMMON STOCK
	(Cost — $508,579,526)	504,257,622

WARRANTS

WARRANTS — 0.0%
11,548	Lucent Technologies Inc.† (Cost — $0)	18,246

See Notes to Financial Statements.
25 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Schedule of Investments (continued)	December 31, 2004

FACE AMOUNT	SECURITY	VALUE

U.S. TREASURY BILLS — 0.2%
$1,300,000	U.S. Treasury Bills, due 3/17/05 (b) (Cost — $1,294,150)	$1,294,509

REPURCHASE AGREEMENT — 1.7%
8,534,000	State Street Bank & Trust Co. dated 12/31/04, 1.400% due 1/3/05;
	Proceeds at maturity — $8,534,996; (Fully collateralized by
	U.S. Treasury Bonds, 8.875% due 2/15/19;
	Market value — $8,711,544) (Cost — $8,534,000)	8,534,000

	TOTAL INVESTMENTS — 100.5% (Cost — $518,407,676*)	514,104,377
	Liabilities in Excess of Other Assets — (0.5)%	(2,751,174)

	TOTAL NET ASSETS — 100.0%	$511,353,203

†	Non-income producing security.
‡	Citigroup Inc. is the parent company of the Travelers Investment Management Company, the Fund’s investment advisor.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	This security is held as collateral for open futures contracts.
*	Aggregate cost for federal income tax purposes is $523,890,222.

See Notes to Financial Statements.
26 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statement of Assets and Liabilities	December 31, 2004

ASSETS:
Investments, at value (Cost — $518,407,676)	$514,104,377
Cash	688
Receivable for Fund shares sold	1,057,552
Dividends and interest receivable	652,785
Prepaid expenses	21,456

Total Assets	515,836,858

LIABILITIES:
Payable for Fund shares reacquired	4,161,690
Transfer agency services payable	84,047
Investment advisory fee payable	66,651
Administration fee payable	38,381
Distribution plan fees payable	38,142
Payable to broker — variation margin	9,083
Trustees’ fees payable	2,023
Accrued expenses	83,638

Total Liabilities	4,483,655

Total Net Assets	$511,353,203

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$41,648
Capital paid in excess of par value	533,342,935
Accumulated net realized loss from investment transactions and futures contracts	(17,840,276)
Net unrealized depreciation of investments and futures contracts	(4,191,104)

Total Net Assets	$511,353,203

Shares Outstanding:
SB Shares	38,040,829

Citi Shares	3,607,036

Net Asset Value:
SB Shares (and redemption price)	$12.28

Citi Shares (and redemption price)	$12.30

See Notes to Financial Statements.
27 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statement of Operations	For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends	$9,847,650
Interest	161,918
Less: Foreign withholding tax	(390)

Total Investment Income	10,009,178

EXPENSES:
Distribution plan fees (Notes 2 and 4)	913,182
Investment advisory fee (Note 2)	752,928
Administration fee (Note 2)	501,952
Transfer agency services (Notes 2 and 4)	353,236
Shareholder communications (Note 4)	87,294
Registration fees	60,464
Audit and legal	55,234
Custody	43,127
Standard and Poor’s license fees	31,322
Trustees’ fees	12,034
Other	8,400

Total Expenses	2,819,173
Less: Administration fee waiver (Notes 2 and 8)	(24,689)

Net Expenses	2,794,484

Net Investment Income	7,214,694

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	(1,786,286)
Futures contracts	571,237

Net Realized Loss	(1,215,049)

Net Change in Unrealized Appreciation/Depreciation of
Investments and Futures Contracts	41,332,108

Net Gain on Investments and Futures Contracts	40,117,059

Increase in Net Assets From Operations	$47,331,753

See Notes to Financial Statements.
28 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Statements of Changes in Net Assets

	For the Years Ended December 31,
	2004	2003

OPERATIONS:
Net investment income	$7,214,694	$5,126,649
Net realized gain (loss)	(1,215,049)	2,161,532
Net change in unrealized appreciation/depreciation	41,332,108	101,731,775

Increase in Net Assets From Operations	47,331,753	109,019,956

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(7,257,636)	(5,141,498)

Decrease in Net Assets From
Dividends to Shareholders	(7,257,636)	(5,141,498)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	125,891,457	149,175,366
Net asset value of shares issued for reinvestment of dividends	6,732,246	4,800,215
Cost of shares reacquired	(170,322,085)	(104,480,135)

Increase (Decrease) in Net Assets From
Fund Share Transactions	(37,698,382)	49,495,446

Increase in Net Assets	2,375,735	153,373,904

NET ASSETS:
Beginning of year	508,977,468	355,603,564

End of year*	$511,353,203	$508,977,468

* Includes undistributed net investment income of:	$—	$59,155

See Notes to Financial Statements.
29 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

SB Shares(1)(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Year	$11.30	$8.92	$11.63	$13.38	$15.00

Income (Loss) From Operations:
Net investment income	0.16	0.12	0.10	0.10	0.10
Net realized and
unrealized gain (loss)	0.99	2.37	(2.71)	(1.75)	(1.51)

Total Income (Loss) From Operations	1.15	2.49	(2.61)	(1.65)	(1.41)

Less Dividends and
Distributions From:
Net investment income	(0.17)	(0.11)	(0.10)	(0.10)	(0.08)
Net realized gains	—	—	—	—	(0.13)
Return of Capital	—	—	—	—	(0.00)*

Total Dividends and Distributions	(0.17)	(0.11)	(0.10)	(0.10)	(0.21)

Net Asset Value, End of Year	$12.28	$11.30	$8.92	$11.63	$13.38

Total Return(3)	10.21%	27.95%	(22.47)%	(12.37)%	(9.39)%

Net Assets,
End of Year (millions)	$467	$466	$332	$380	$357

Ratios to Average Net Assets:
Expenses(4)(5)	0.57%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.42	1.19	1.03	0.81	0.68

Portfolio Turnover Rate	6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On September 5, 2000, Class A shares were renamed as SB Shares.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)

The administrator has agreed to waive all or a portion of its fees for each of the years ended December 31, 2004, 2003, 2002, 2001 and 2000. If these fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been 0.58%, 0.61%, 0.62%, 0.60% and 0.59%, respectively.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.59%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.
30 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31:

Citi Shares(1)(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Year	$11.32	$8.93	$11.64	$13.39	$15.01

Income (Loss) From Operations:
Net investment income	0.19	0.14	0.12	0.13	0.14
Net realized and
unrealized gain (loss)	0.99	2.39	(2.72)	(1.76)	(1.52)

Total Income (Loss) From Operations	1.18	2.53	(2.60)	(1.63)	(1.38)

Less Dividends and
Distributions From:
Net investment income	(0.20)	(0.14)	(0.11)	(0.12)	(0.11)
Net realized gains	—	—	—	—	(0.13)
Return of Capital	—	—	—	—	(0.00)*

Total Dividends and Distributions	(0.20)	(0.14)	(0.11)	(0.12)	(0.24)

Net Asset Value, End of Year	$12.30	$11.32	$8.93	$11.64	$13.39

Total Return(3)	10.39%	28.29%	(22.29)%	(12.19)%	(9.20)%

Net Assets,
End of Year (millions)	$44	$43	$24	$30	$30

Ratios to Average Net Assets:
Expenses(4)(5)	0.39%	0.39%	0.39%	0.39%	0.36%
Net investment income	1.61	1.39	1.20	1.01	0.90

Portfolio Turnover Rate	6%	1%	2%	7%	4%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	On September 5, 2000, Class D shares were renamed as Citi Shares.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4)

The administrator has agreed to waive all or a portion of its fees for each of the years ended December 31, 2004, 2003, 2002, 2001 and 2000. If these fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been 0.42%, 0.42%, 0.53%, 0.40% and 0.36%, respectively.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 0.39%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.
31 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Smith Barney S&P 500 Index Fund (“Fund”) is a separate investment fund of the Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuations.  Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

32 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

(c) Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically as a substitution for buying or selling securities and as a cash flow management technique. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Transactions and Investment Income.  Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(e) Dividends and Distributions to Shareholders.  Dividends from net investment income and distributions from net realized gains to shareholders of the Fund, if any, are declared at least annually. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(f) Class Accounting.  Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

33 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

(g) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $40,573 has been reclassified between paid-in capital and accumulated net investment income as a result of permanent differences attributable to an overdistribution of net investment income. Also, $56,786 has been reclassified between accumulated net investment income and accumulated net realized gain from investment transactions attributable to the different book and tax treatment of distributions from Real Estate Investment Trusts. These reclassifications have no effect on net assets or net asset values per share.

2.  Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

The Travelers Investment Management Company (“TIMCO”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Fund. The Fund pays SBFM an administration fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the year ended December 31, 2004, the Fund’s SB Shares and Citi Shares had expense limitations in place of 0.59% and 0.39% of the average daily net assets of each class, respectively, resulting in waived administration fees totaling $24,689. These expense limitations may not be discontinued or modified without the approval of the Board of Trustees.

34 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. Boston Financial Data Services (“BFDS”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. BFDS is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2004, the Fund paid transfer agent fees of $239,990 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.  Investments

During the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$28,380,129

Sales	70,113,091

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,853,387
Gross unrealized depreciation	(93,639,232)

Net unrealized depreciation	$(9,785,845)

At December 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Buy:
S&P 500 Index	35	03/05	$ 10,507,680	$ 10,619,875	$ 112,195

35 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

4.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.20% of the average daily net assets for SB Shares. There is no Rule 12b-1 Distribution Plan fee incurred by the Fund’s Citi Shares. For the year ended December 31, 2004, total Rule 12b-1 Distribution Plan fees for SB Shares, which are accrued daily and paid monthly, were $913,182.

For the year ended December 31, 2004, total Transfer Agency Service expenses were as follows:

	SB Shares	Citi Shares

Transfer Agency Service Expenses	$ 314,495	$ 38,741

For the year ended December 31, 2004, total Shareholder Communication expenses were as follows:

	SB Shares	Citi Shares

Shareholder Communication Expenses	$ 67,005	$ 20,289

5. Dividends Paid to Shareholders by Class

	Year Ended December 31, 2004	Year Ended December 31, 2003

Net Investment Income
SB Shares	6,528,015	$ 4,614,770
Citi Shares	729,621	526,728

Total	7,257,636	$ 5,141,498

6.  Shares of Beneficial Interest

At December 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued) Transactions in shares of the Fund were as follows:

	Year Ended December 31, 2004		Year Ended December 31, 2003

	Shares	Amount	Shares	Amount

SB Shares
Shares sold	9,602,725	$110,775,802	13,131,340	$128,508,067
Shares issued on reinvestment	493,796	6,010,726	380,732	4,282,463
Shares reacquired	(13,309,587)	(152,132,587)	(9,403,448)	(93,765,802)

Net Increase (Decrease)	(3,213,066)	$(35,346,059)	4,108,624	$39,024,728

Citi Shares
Shares sold	1,302,258	$15,115,655	2,096,563	$20,667,299
Shares issued on reinvestment	59,132	721,520	46,429	517,752
Shares reacquired	(1,553,409)	(18,189,498)	(1,047,346)	(10,714,333)

Net Increase (Decrease)	(192,019)	$(2,352,323)	1,095,646	$10,470,718

7. Income Tax Information and Distributions to Shareholders The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2004	2003

Ordinary income	$7,257,636	$5,141,498

Total distributions paid	$7,257,636	$5,141,498

As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Capital loss carryforward	$(12,245,536	)*
Other book/tax temporary differences	(112,194	)**
Unrealized depreciation	(9,673,650	)***

Total accumulated losses	$(22,031,380)

*	On December 31, 2004, the Fund had a net capital loss carryforward of approximately $12,245,536, all of which expires in 2010. This amount will be available to offset any future taxable capital gains.
**	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts.
***
The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax cost basis on Real Estate Investment Trusts.

37 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

8.  Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

38 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.  Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

39 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Notes to Financial Statements (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

40 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust (“Fund”) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney S&P 500 Index Fund of the Smith Barney Investment Trust as of December 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 18, 2005

41 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Smith Barney S&P 500 Index Fund (“Fund”) are managed under the direction of the Smith Barney Investment Trust’s (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010.)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:

Dwight B. Crane Harvard Business School Soldiers Field Morgan Hall #375 Boston, MA 02163 Birth Year: 1937	Trustee	Since 1988	Professor, Harvard Business School	50	None

Burt N. Dorsett 201 East 62nd Street New York, NY 10021 Birth Year: 1930	Trustee	Since 1994	President of Dorsett McCabe Capital Management Inc.; Chief Investment Officer of Leeb Capital Management, Inc. (since 1999)	27	None

Elliot S. Jaffe The Dress Barn Inc. Executive Office 30 Dunnigan Drive Suffern, NY 10901 Birth Year: 1926	Trustee	Since 1994	Chairman of The Dress Barn Inc.	27	The Dress Barn, Inc.

Stephen E. Kaufman Stephen E. Kaufman PC 277 Park Avenue 47th Floor New York, NY 10172 Birth Year: 1932	Trustee	Since 1987	Attorney	51	None

Cornelius C. Rose, Jr. Meadowbrook Village Building 1, Apt. 6 West Lebanon, NH 03784 Birth Year: 1932	Trustee	Since 1994	Chief Executive Officer of Performance Learning Systems	27	None
42 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:

R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Officers:

Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM;
Senior Vice President
and Chief Administrative
Officer of mutual funds
associated with
Citigroup; Head of
International Funds
Administration of CAM
(from 2001 to 2003);
Director of Global Funds
Administration of CAM
(from 2000 to 2001);
Head of U.S. Citibank
Funds Administration
of CAM (from 1998
			to 2000)	N/A	N/A
43 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Kaprel Ozsolak CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Vice President of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Controller of certain mutual funds associated with Citigroup (from 2002 to 2004)	N/A	N/A

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti- Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since
2000); Director of
Compliance, North
America, CAM (since
2000); Chief Anti-Money
Laundering Compliance
Officer, Chief Compliance
Officer and Vice President
of certain mutual funds
associated with Citigroup;
Director of Compliance,
Europe, the Middle East
and Africa, CAM (from
1999 to 2000); Chief
Compliance Officer, SBFM,
CFM, TIA, Salomon
Brothers Asset Manage-
ment Limited, Smith
Barney Global Capital
Management Inc.
				N/A	N/A

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

—————————
*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
44 Smith Barney S&P 500 Index Fund | 2004 Annual Report

Important Tax Information (unaudited) The following information is provided with respect to the ordinary income distributions paid by the Fund during the taxable year ended December 31, 2004:

Record Date	7/27/2004	12/13/2004
Payable Date	7/30/2004	12/16/2004

Qualified Dividend Income for Individuals	100.00%	100.00%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	100.00%	100.00%

Please retain this information for your records.
45 Smith Barney S&P 500 Index Fund | 2004 Annual Report

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SMITH BARNEY
S&P 500 INDEX FUND

	TRUSTEES	INVESTMENT ADVISER
	Dwight B. Crane	The Travelers Investment
	Burt N. Dorsett	Management Company
R. Jay Gerken, CFA
	Chairman	ADMINISTRATOR
	Elliot S. Jaffe	Smith Barney Fund
	Stephen E. Kaufman	Management LLC
Cornelius C. Rose, Jr.
DISTRIBUTOR
	OFFICERS	Citigroup Global Markets Inc.
R. Jay Gerken, CFA
	President and Chief	CUSTODIAN
	Executive Officer	State Street Bank and
Trust Company
Andrew B. Shoup
	Senior Vice President	TRANSFER AGENT
	and Chief Administrative	Citicorp Trust Bank, fsb.
	Officer	125 Broad Street, 11th Floor
New York, New York 10004
Kaprel Ozsolak
	Chief Financial Officer	SUB-TRANSFER AGENT
	and Treasurer	Boston Financial Data Services
P.O. Box 9083
	Andrew Beagley	Boston, Massachusetts
	Chief Anti-Money	02205-9083
Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Investment Trust

Smith Barney S&P 500 Index Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Investment Trust – Smith Barney S&P 500 Index Fund, but it may also be used as sales literature.

SMITH BARNEY S&P 500 INDEX FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc. Member NASD, SIPC

FD02240 2/05	05-7850

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Crane as the Audit Committee’s financial expert. Mr. Crane is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

(a) Audit Fees for the Smith Barney Investment Trust were $23,800 and $22,000 for the years ended 12/31/04 and 12/31/03.

(b) Audit-Related Fees for the Smith Barney Investment Trust were $0 and $0 for the years ended 12/31/04 and 12/31/03.

(c) Tax Fees for Smith Barney Investment Trust of $2,600 and $2,400 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Investment Trust.

(d) All Other Fees for Smith Barney Investment Trust of $0 and $0 for the years ended 12/31/04 and 12/31/03.

(e) (1) Audit Committee’s pre–approval policies and procedures described in paragraph(c)(7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the

Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; and Other Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03.

(f) N/A

(g) Non-audit fees billed by the Accountant for services rendered to Smith Barney Investment Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Investment Trust. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled “additional information” were $75,000 and $0 for the years ended 12/31/04 and 12/31/03.

(h) Yes. The Smith Barney Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Investment Trust or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:          /s/ R. Jay Gerken
                R. Jay Gerken
                Chief Executive Officer of
                Smith Barney Investment Trust

Date:         March 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ R. Jay Gerken
                (R. Jay Gerken)
                Chief Executive Officer of
                Smith Barney Investment Trust

Date:         March 7, 2005

By:          /s/ Kaprel Ozsolak
                 (Kaprel Ozsolak)
                Chief Financial Officer of
                Smith Barney Investment Trust

Date:         March 7, 2005